UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUND, INC. INCOME FUND - ANNUAL REPORT  FOR  PERIOD ENDING  JULY 31,
2004

[LOGO OF USAA]
   USAA(R)

                     USAA INCOME Fund

                               [GRAPHIC OF INCOME FUND]

             A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JULY 31, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                5

FINANCIAL INFORMATION

   Report of Independent Registered Public Accounting Firm               18

   Portfolio of Investments                                              19

   Notes to Portfolio of Investments                                     33

   Financial Statements                                                  37

   Notes to Financial Statements                                         40

   Expense Example                                                       51

DIRECTORS' AND OFFICERS' INFORMATION                                     53

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "
                                               ALTHOUGH STOCK PRICES MAY
[PHOTO OF CHRISTOPHER W. CLAUS]          CONTINUE TO FLUCTUATE . . . WE BELIEVE
                                          THEY HAVE THE POTENTIAL TO END 2004
                                                  ON A POSITIVE NOTE.
                                                            "

                                                                   August 2004
--------------------------------------------------------------------------------

                 Yield relief is on the way.

                 The Federal Reserve Board (the Fed) has begun raising short-term interest rates, which means that we can expect higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest) in the months ahead. For many of us, it is a welcome change.

                 Over the last two years, we have all felt the effects of record low interest rates. Although we have benefited from the lower cost of borrowing, we have been less happy as lenders and investors - particularly those of us who rely on income from fixed-income investments such as money market and bond funds. Now money market fund investors can look forward to increasingly higher yields. As yields rise, they will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

                 Intermediate- and longer-term investments, however, will not experience the same growth in yields. While the Fed has a strong influence on the short end of the yield curve, the market controls intermediate- and longer-term rates, which have already risen. As a result, we expect the yield curve to flatten at a measured pace - with only slight changes at the longer end - as short-term rates continue to rise.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Fed action is likely to have less of an effect on the equity market. Investors appear to approve of the Fed's moderate approach to interest rate increases, and express more uncertainty about the situation in Iraq, potential terrorist attacks, the presidential election, and the direction of federal tax policy and spending. Despite moderate job growth, corporate earnings have steadily improved, and the U.S. economy is expected to grow at about 3%. Although stock prices may continue to fluctuate within a limited range, we believe they have the potential to end 2004 on a positive note.

                 In the months ahead, our market-tested investment team will continue to work hard to identify profitable opportunities in the market and provide you with a risk-adjusted return. As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, 12b-1 fees, or long-term contractual plans. You can trust us to act with integrity and in your interests.

                 Thank you for allowing us to help you with your investment goals.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA), DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA INCOME FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Maximum current income without undue risk to principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Primarily U.S. dollar-denominated debt securities that have been selected for their high yields relative to the risk involved.

--------------------------------------------------------------------------------
                                           7/31/04               7/31/03
--------------------------------------------------------------------------------
Net Assets                             $1,710.0 Million      $1,757.8 Million
Net Asset Value Per Share                    $12.24                $12.16


--------------------------------------------------------------------------------
                         30-DAY SEC YIELD* AS OF 7/31/04
--------------------------------------------------------------------------------
30-DAY SEC YIELD                                                           4.11%


*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JULY 31, 2004


--------------------------------------------------------------------------------
              TOTAL RETURN      =      DIVIDEND RETURN      +      PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS          7.38%         =           6.51%           +          0.87%
5 YEARS           6.92%         =           5.96%           +          0.96%
1 YEAR            5.23%         =           4.57%           +          0.66%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING JULY 31, 2004

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

--------------------------------------------------------------------------------
                TOTAL RETURN       DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
1995               11.64%               7.87%                   3.77%
1996                5.78                6.94                   -1.16
1997               12.15                7.39                    4.76
1998                9.72                7.01                    2.71
1999                0.40                5.99                   -5.59
2000                6.11                6.71                   -0.60
2001               13.86                7.48                    6.38
2002                3.70                6.05                   -2.35
2003                5.98                5.07                    0.91
2004                5.23                4.57                    0.66

                                   [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       12-MONTH DIVIDEND YIELD COMPARISON

          [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                     USAA              LIPPER CORPORATE DEBT FUNDS
                  INCOME FUND                A RATED AVERAGE
                  -----------          ---------------------------
7/31/1995            7.02%                        6.38%
7/31/1996            7.02                         6.39
7/31/1997            6.64                         6.03
7/31/1998            6.52                         5.77
7/31/1999            6.76                         5.73
7/31/2000            6.49                         6.09
7/31/2001            6.61                         5.73
7/31/2002            6.07                         5.14
7/31/2003            5.00                         4.32
7/31/2004            4.49                         3.79

                           [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 7/31/95 TO 7/31/04.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                   USAA INCOME    LEHMAN BROTHERS U.S.      LIPPER A RATED BOND      LIPPER CORPORATE DEBT
                       FUND       AGGREGATE BOND INDEX          FUNDS INDEX          FUNDS A RATED AVERAGE
                   -----------    --------------------      -------------------      ----------------------
 7/31/1994          $10000.00           $10000.00                $10000.00                 $10000.00
 8/31/1994           10008.81            10012.41                 10002.67                   9998.30
 9/30/1994            9793.05             9865.04                  9837.03                   9837.72
10/31/1994            9810.90             9856.25                  9803.26                   9811.12
11/30/1994            9793.43             9834.37                  9789.58                   9780.59
12/31/1994            9907.65             9902.27                  9866.89                   9858.67
 1/31/1995           10226.63            10098.25                 10042.83                  10037.06
 2/28/1995           10467.42            10338.34                 10285.78                  10281.60
 3/31/1995           10458.28            10401.77                 10360.77                  10355.31
 4/30/1995           10638.46            10547.06                 10508.82                  10507.89
 5/31/1995           11146.44            10955.21                 10979.60                  10969.31
 6/30/1995           11182.42            11035.52                 11057.44                  11045.72
 7/31/1995           11164.03            11010.88                 11003.77                  10995.25
 8/31/1995           11376.43            11143.76                 11156.96                  11143.15
 9/30/1995           11618.21            11252.18                 11276.92                  11268.06
10/31/1995           11832.94            11398.51                 11446.83                  11438.71
11/30/1995           12058.43            11569.31                 11634.68                  11619.68
12/31/1995           12332.02            11731.67                 11821.99                  11807.43
 1/31/1996           12398.78            11809.58                 11877.62                  11859.96
 2/29/1996           11960.16            11604.30                 11608.91                  11587.94
 3/31/1996           11816.27            11523.64                 11515.16                  11488.17
 4/30/1996           11642.45            11458.83                 11426.98                  11394.36
 5/31/1996           11612.83            11435.56                 11402.36                  11371.31
 6/30/1996           11867.51            11589.13                 11544.40                  11517.14
 7/31/1996           11809.12            11620.85                 11568.49                  11537.51
 8/31/1996           11778.83            11601.37                 11536.37                  11504.11
 9/30/1996           11996.86            11803.55                 11755.53                  11721.23
10/31/1996           12336.26            12065.01                 12043.41                  12004.22
11/30/1996           12637.67            12271.67                 12289.66                  12252.39
12/31/1996           12495.90            12157.57                 12151.17                  12112.11
 1/31/1997           12536.97            12194.80                 12169.47                  12126.65
 2/28/1997           12577.75            12225.13                 12212.51                  12164.40
 3/31/1997           12351.80            12089.66                 12044.17                  11994.33
 4/30/1997           12497.30            12270.64                 12213.84                  12170.46
 5/31/1997           12643.22            12386.63                 12327.51                  12282.07
 6/30/1997           12841.81            12533.65                 12494.17                  12449.02
 7/31/1997           13244.04            12871.65                 12896.35                  12869.02
 8/31/1997           13106.86            12761.85                 12732.86                  12694.72
 9/30/1997           13382.96            12950.07                 12950.58                  12911.71
10/31/1997           13575.45            13137.94                 13117.38                  13103.30
11/30/1997           13704.33            13198.43                 13179.16                  13168.58
12/31/1997           13877.18            13331.32                 13318.80                  13310.07
 1/31/1998           14062.43            13502.47                 13477.70                  13487.36
 2/28/1998           14029.79            13492.30                 13454.67                  13458.00
 3/31/1998           14073.76            13538.67                 13505.01                  13503.86
 4/30/1998           14140.54            13609.33                 13567.10                  13564.48
 5/31/1998           14329.35            13738.43                 13714.02                  13719.09
 6/30/1998           14485.71            13854.94                 13835.78                  13840.92
 7/31/1998           14530.72            13884.42                 13838.16                  13839.93
 8/31/1998           14722.75            14110.38                 13961.53                  14005.15
 9/30/1998           14944.77            14440.78                 14273.41                  14333.07
10/31/1998           14944.70            14364.43                 14093.05                  14139.38
11/30/1998           15037.84            14445.96                 14246.31                  14278.45
12/31/1998           15091.86            14489.39                 14292.41                  14315.39
 1/31/1999           15188.12            14592.80                 14413.76                  14426.26
 2/28/1999           14909.94            14338.06                 14093.97                  14085.74
 3/31/1999           14934.38            14417.52                 14186.33                  14171.78
 4/30/1999           14982.92            14463.19                 14232.91                  14206.85
 5/31/1999           14850.60            14336.51                 14071.18                  14043.30
 6/30/1999           14705.95            14290.83                 14002.55                  13960.83
 7/31/1999           14589.43            14229.99                 13939.82                  13898.48
 8/31/1999           14554.40            14222.75                 13901.55                  13854.71
 9/30/1999           14704.93            14387.87                 14034.25                  13982.81
10/31/1999           14721.68            14440.96                 14055.56                  14001.17
11/30/1999           14673.85            14439.92                 14065.25                  14000.96
12/31/1999           14511.02            14370.29                 14001.27                  13923.65
 1/31/2000           14526.92            14323.24                 13970.91                  13896.70
 2/29/2000           14749.60            14496.45                 14118.86                  14047.69
 3/31/2000           14987.34            14687.43                 14310.36                  14242.41
 4/30/2000           14938.03            14645.37                 14193.64                  14115.06
 5/31/2000           14994.10            14638.65                 14138.87                  14044.84
 6/30/2000           15316.53            14943.20                 14454.06                  14353.14
 7/31/2000           15481.03            15078.85                 14576.61                  14488.97
 8/31/2000           15700.12            15297.40                 14770.25                  14685.80
 9/30/2000           15853.32            15393.57                 14852.09                  14755.13
10/31/2000           15899.05            15495.44                 14914.49                  14787.02
11/30/2000           16118.02            15748.80                 15134.91                  15011.59
12/31/2000           16447.30            16040.95                 15444.83                  15311.70
 1/31/2001           16772.45            16303.28                 15732.20                  15600.30
 2/28/2001           16919.62            16445.30                 15874.22                  15746.89
 3/31/2001           17039.48            16527.86                 15930.51                  15809.06
 4/30/2001           16977.60            16459.26                 15840.32                  15704.11
 5/31/2001           17113.14            16558.54                 15944.68                  15820.02
 6/30/2001           17219.92            16621.10                 16009.14                  15886.63
 7/31/2001           17626.65            16992.71                 16372.54                  16268.97
 8/31/2001           17806.56            17187.30                 16557.18                  16461.39
 9/30/2001           17944.80            17387.58                 16621.63                  16498.44
10/31/2001           18271.75            17751.42                 16980.00                  16862.97
11/30/2001           17903.91            17506.67                 16773.96                  16637.73
12/31/2001           17694.27            17395.50                 16647.86                  16509.14
 1/31/2002           17834.88            17536.32                 16764.38                  16616.49
 2/28/2002           17962.15            17706.26                 16889.10                  16740.33
 3/31/2002           17629.66            17411.71                 16619.32                  16452.63
 4/30/2002           17901.05            17749.35                 16914.31                  16749.36
 5/31/2002           18069.02            17900.17                 17043.09                  16883.83
 6/30/2002           18207.04            18054.94                 17116.46                  16965.88
 7/31/2002           18278.29            18272.80                 17218.79                  17094.63
 8/31/2002           18689.68            18581.32                 17534.42                  17412.32
 9/30/2002           19005.34            18882.26                 17806.08                  17696.94
10/31/2002           18760.73            18796.25                 17627.25                  17514.64
11/30/2002           18805.08            18791.25                 17689.86                  17579.58
12/31/2002           19222.00            19179.40                 18074.58                  17974.78
 1/31/2003           19276.53            19195.78                 18113.17                  18004.91
 2/28/2003           19549.24            19461.38                 18377.16                  18279.55
 3/31/2003           19512.16            19446.38                 18363.62                  18254.80
 4/30/2003           19659.92            19606.85                 18569.01                  18468.44
 5/31/2003           20093.71            19972.42                 18956.86                  18905.22
 6/30/2003           20104.90            19932.78                 18913.75                  18863.90
 7/31/2003           19371.66            19262.65                 18264.97                  18156.50
 8/31/2003           19518.50            19390.54                 18386.24                  18276.30
 9/30/2003           20035.11            19903.82                 18889.14                  18802.69
10/31/2003           19922.79            19718.19                 18736.58                  18636.38
11/30/2003           19995.04            19765.42                 18795.98                  18707.27
12/31/2003           20164.84            19966.56                 18981.45                  18892.20
 1/31/2004           20327.35            20127.20                 19141.14                  19067.85
 2/29/2004           20534.35            20345.05                 19323.15                  19254.64
 3/31/2004           20697.91            20497.42                 19471.25                  19402.57
 4/30/2004           20127.02            19964.14                 18993.49                  18893.35
 5/31/2004           20051.37            19884.17                 18896.49                  18781.34
 6/30/2004           20159.19            19996.55                 18993.25                  18876.29
 7/31/2004           20385.28            20194.76                 19174.76                  19058.42

                                  [END CHART]

                    DATA FROM 7/31/94 THROUGH 7/31/04.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Income Fund to the following benchmarks:

                 o The Lehman Brothers U.S. Aggregate Bond Index covers the U.S.
                   investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

                 o The Lipper A Rated Bond Funds Index tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category.

                 o The Lipper Corporate Debt Funds A Rated Average is the
                   average performance level of all corporate A rated debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

10

 M A N A G E R' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]   MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                         USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Income Fund had a total return of 5.23% for the year ended July 31, 2004. This compares to a 4.75% return for the Lipper Corporate Debt Funds A Rated Average, a 4.98% return for the Lipper A Rated Bond Funds Index, and a 4.84% return for the Lehman Brothers U.S. Aggregate Bond Index. Your USAA Income Fund celebrated its 30th birthday this year and received a four-star Overall Rating from Morningstar in the intermediate-term bond funds category as of July 31, 2004.

                                           *  *  *  *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                    RATING(TM) OF 4 STARS IN THE INTERMEDIATE-TERM BOND FUNDS CATEGORY (676 FUNDS IN CATEGORY) AS OF JULY 31, 2004. THE
                    OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A
                   WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH
                    ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR
                                        RATING METRICS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 With respect to the intermediate-term bond funds, the USAA Income Fund received a Morningstar Rating of 3 stars for the three-year period among 676 funds and 4 stars for the five- and 10-year periods among 527 and 239 funds, respectively, through July 31, 2004. Ratings are based on risk-adjusted returns.

                                [LOGO OF LIPPER LEADER
                                         EXPENSE]

                 The Fund is listed as a Lipper Leader for Expense of 160 funds within the Lipper Corporate Debt Funds A Rated category for the overall period ending July 31, 2004.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Despite some uncertainty, the U.S. economy has steadily improved. Bond yields, however, were volatile in response to fluctuating economic data and shifting expectations about the direction of interest rates. During the spring, strong economic data and increasing inflation suggested that the Federal Reserve Board (the Fed) would begin a new tightening cycle. As expected, in June 2004, the Fed raised short-term rates by a

                 LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JULY 31, 2004. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 160 FUNDS, 124 FUNDS, AND 64 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 quarter-percent to 1.25%. However, the yields of longer-term securities had already moved up, driven by market expectations. The 10-year Treasury yield - at 3.11% in mid-June 2003 - rose to 4.87% by June 2004 before ending the period at 4.48%.

--------------------------------------------------------------------------------
                       TREASURY YIELDS AND FED FUNDS RATE
--------------------------------------------------------------------------------
                  [CHART OF TREASURY YIELDS AND FED FUNDS RATE]

                FEDERAL
               FUNDS RATE       2-YEAR YIELD     10-YEAR YIELD     30-YEAR YIELD
               ----------       ------------     -------------     -------------
 7/31/2002        1.750%            2.238%            4.461%              5.302%
  8/1/2002        1.750             2.125             4.391               5.285
  8/2/2002        1.750             2.004             4.292               5.218
  8/5/2002        1.750             1.891             4.210               5.160
  8/6/2002        1.750             2.044             4.333               5.230
  8/7/2002        1.750             1.979             4.306               5.216
  8/8/2002        1.750             2.084             4.396               5.223
  8/9/2002        1.750             2.067             4.257               5.110
 8/12/2002        1.750             2.074             4.217               5.068
 8/13/2002        1.750             1.968             4.087               4.967
 8/14/2002        1.750             2.156             4.121               4.931
 8/15/2002        1.750             2.188             4.182               4.977
 8/16/2002        1.750             2.262             4.326               5.093
 8/19/2002        1.750             2.213             4.286               5.053
 8/20/2002        1.750             2.072             4.149               4.968
 8/21/2002        1.750             2.097             4.201               5.012
 8/22/2002        1.750             2.212             4.319               5.092
 8/23/2002        1.750             2.162             4.235               5.033
 8/26/2002        1.750             2.162             4.226               5.016
 8/27/2002        1.750             2.229             4.283               5.061
 8/28/2002        1.750             2.170             4.214               5.020
 8/29/2002        1.750             2.137             4.139               4.960
 8/30/2002        1.750             2.129             4.143               4.926
  9/2/2002        1.750             2.145             4.135               4.929
  9/3/2002        1.750             1.984             3.965               4.811
  9/4/2002        1.750             2.008             3.963               4.803
  9/5/2002        1.750             1.951             3.927               4.783
  9/6/2002        1.750             2.048             4.013               4.860
  9/9/2002        1.750             2.129             4.060               4.869
 9/10/2002        1.750             2.113             3.996               4.840
 9/11/2002        1.750             2.170             4.060               4.880
 9/12/2002        1.750             2.080             3.962               4.816
 9/13/2002        1.750             2.047             3.907               4.768
 9/16/2002        1.750             2.088             3.914               4.760
 9/17/2002        1.750             1.998             3.819               4.728
 9/18/2002        1.750             1.997             3.843               4.745
 9/19/2002        1.750             1.915             3.778               4.705
 9/20/2002        1.750             1.922             3.787               4.743
 9/23/2002        1.750             1.897             3.696               4.672
 9/24/2002        1.750             1.880             3.646               4.630
 9/25/2002        1.750             1.955             3.749               4.720
 9/26/2002        1.750             1.943             3.766               4.731
 9/27/2002        1.750             1.799             3.660               4.679
 9/30/2002        1.750             1.687             3.596               4.669
 10/1/2002        1.750             1.783             3.717               4.747
 10/2/2002        1.750             1.719             3.669               4.723
 10/3/2002        1.750             1.734             3.685               4.734
 10/4/2002        1.750             1.790             3.666               4.715
 10/7/2002        1.750             1.734             3.615               4.709
 10/8/2002        1.750             1.782             3.635               4.697
 10/9/2002        1.750             1.669             3.569               4.656
10/10/2002        1.750             1.725             3.658               4.716
10/11/2002        1.750             1.822             3.780               4.805
10/14/2002        1.750             1.814             3.787               4.812
10/15/2002        1.750             1.994             3.995               4.969
10/16/2002        1.750             2.010             4.050               5.007
10/17/2002        1.750             2.134             4.202               5.110
10/18/2002        1.750             2.052             4.107               5.059
10/21/2002        1.750             2.210             4.253               5.144
10/22/2002        1.750             2.185             4.260               5.155
10/23/2002        1.750             2.144             4.233               5.165
10/24/2002        1.750             2.065             4.117               5.087
10/25/2002        1.750             1.985             4.093               5.084
10/28/2002        1.750             1.897             4.087               5.106
10/29/2002        1.750             1.762             3.940               5.013
10/30/2002        1.750             1.746             3.963               5.028
10/31/2002        1.750             1.674             3.894               4.987
 11/1/2002        1.750             1.768             4.006               5.042
 11/4/2002        1.750             1.783             4.045               5.060
 11/5/2002        1.750             1.815             4.071               5.078
 11/6/2002        1.250             1.830             4.035               5.059
 11/7/2002        1.250             1.838             3.894               4.886
 11/8/2002        1.250             1.853             3.858               4.764
11/11/2002        1.250             1.836             3.841               4.790
11/12/2002        1.250             1.779             3.850               4.798
11/13/2002        1.250             1.730             3.841               4.789
11/14/2002        1.250             1.884             4.057               4.955
11/15/2002        1.250             1.875             4.031               4.911
11/18/2002        1.250             1.866             3.998               4.865
11/19/2002        1.250             1.874             3.979               4.851
11/20/2002        1.250             1.948             4.059               4.936
11/21/2002        1.250             2.030             4.154               5.027
11/22/2002        1.250             2.062             4.180               5.022
11/25/2002        1.250             2.046             4.176               5.025
11/26/2002        1.250             1.938             4.067               4.938
11/27/2002        1.250             2.070             4.260               5.109
11/28/2002        1.250             2.109             4.252               5.108
11/29/2002        1.250             2.060             4.207               5.036
 12/2/2002        1.250             2.076             4.231               5.045
 12/3/2002        1.250             2.044             4.203               5.033
 12/4/2002        1.250             1.988             4.153               4.998
 12/5/2002        1.250             1.980             4.139               4.988
 12/6/2002        1.250             1.866             4.085               4.978
 12/9/2002        1.250             1.842             4.036               4.932
12/10/2002        1.250             1.874             4.048               4.918
12/11/2002        1.250             1.858             4.025               4.887
12/12/2002        1.250             1.833             4.025               4.893
12/13/2002        1.250             1.849             4.069               4.949
12/16/2002        1.250             1.914             4.161               5.022
12/17/2002        1.250             1.865             4.126               5.020
12/18/2002        1.250             1.774             4.036               4.961
12/19/2002        1.250             1.700             3.940               4.890
12/20/2002        1.250             1.732             3.959               4.894
12/23/2002        1.250             1.740             3.973               4.895
12/24/2002        1.250             1.730             3.936               4.868
12/25/2002        1.250             1.730             3.934               4.868
12/26/2002        1.250             1.690             3.904               4.858
12/27/2002        1.250             1.595             3.810               4.782
12/30/2002        1.250             1.595             3.797               4.754
12/31/2002        1.250             1.602             3.816               4.779
  1/1/2003        1.250             1.586             3.819               4.780
  1/2/2003        1.250             1.778             4.032               4.956
  1/3/2003        1.250             1.754             4.019               4.954
  1/6/2003        1.250             1.802             4.054               4.976
  1/7/2003        1.250             1.746             4.007               4.950
  1/8/2003        1.250             1.730             4.019               4.944
  1/9/2003        1.250             1.859             4.181               5.072
 1/10/2003        1.250             1.762             4.134               5.046
 1/13/2003        1.250             1.786             4.122               5.026
 1/14/2003        1.250             1.746             4.079               5.000
 1/15/2003        1.250             1.721             4.062               4.962
 1/16/2003        1.250             1.729             4.079               4.970
 1/17/2003        1.250             1.680             4.011               4.922
 1/20/2003        1.250             1.680             4.017               4.923
 1/21/2003        1.250             1.639             3.972               4.893
 1/22/2003        1.250             1.614             3.916               4.854
 1/23/2003        1.250             1.647             3.937               4.886
 1/24/2003        1.250             1.646             3.930               4.863
 1/27/2003        1.250             1.654             3.964               4.884
 1/28/2003        1.250             1.646             3.970               4.871
 1/29/2003        1.250             1.704             4.023               4.909
 1/30/2003        1.250             1.677             3.963               4.869
 1/31/2003        1.250             1.693             3.964               4.842
  2/3/2003        1.250             1.725             3.994               4.839
  2/4/2003        1.250             1.661             3.924               4.791
  2/5/2003        1.250             1.701             3.997               4.857
  2/6/2003        1.250             1.661             3.947               4.812
  2/7/2003        1.250             1.621             3.931               4.807
 2/10/2003        1.250             1.661             3.966               4.851
 2/11/2003        1.250             1.637             3.959               4.862
 2/12/2003        1.250             1.605             3.910               4.845
 2/13/2003        1.250             1.556             3.879               4.810
 2/14/2003        1.250             1.617             3.995               4.881
 2/17/2003        1.250             1.605             3.964               4.884
 2/18/2003        1.250             1.629             3.951               4.864
 2/19/2003        1.250             1.588             3.884               4.818
 2/20/2003        1.250             1.580             3.869               4.810
 2/21/2003        1.250             1.596             3.890               4.846
 2/24/2003        1.250             1.563             3.846               4.811
 2/25/2003        1.250             1.555             3.822               4.779
 2/26/2003        1.250             1.521             3.767               4.743
 2/27/2003        1.250             1.560             3.739               4.718
 2/28/2003        1.250             1.512             3.692               4.670
  3/3/2003        1.250             1.504             3.675               4.670
  3/4/2003        1.250             1.472             3.648               4.671
  3/5/2003        1.250             1.432             3.630               4.664
  3/6/2003        1.250             1.456             3.658               4.698
  3/7/2003        1.250             1.399             3.643               4.685
 3/10/2003        1.250             1.335             3.562               4.642
 3/11/2003        1.250             1.367             3.583               4.645
 3/12/2003        1.250             1.431             3.583               4.611
 3/13/2003        1.250             1.601             3.747               4.746
 3/14/2003        1.250             1.537             3.702               4.707
 3/17/2003        1.250             1.635             3.840               4.801
 3/18/2003        1.250             1.692             3.907               4.877
 3/19/2003        1.250             1.717             3.986               4.926
 3/20/2003        1.250             1.643             3.955               4.929
 3/21/2003        1.250             1.784             4.105               5.041
 3/24/2003        1.250             1.661             3.967               4.928
 3/25/2003        1.250             1.636             3.944               4.925
 3/26/2003        1.250             1.595             3.930               4.926
 3/27/2003        1.250             1.613             3.925               4.931
 3/28/2003        1.250             1.541             3.900               4.914
 3/31/2003        1.250             1.486             3.798               4.816
  4/1/2003        1.250             1.477             3.811               4.826
  4/2/2003        1.250             1.581             3.930               4.922
  4/3/2003        1.250             1.533             3.911               4.929
  4/4/2003        1.250             1.557             3.954               4.965
  4/7/2003        1.250             1.597             3.979               4.969
  4/8/2003        1.250             1.564             3.934               4.927
  4/9/2003        1.250             1.524             3.898               4.903
 4/10/2003        1.250             1.605             3.944               4.939
 4/11/2003        1.250             1.637             3.973               4.949
 4/14/2003        1.250             1.710             4.016               4.979
 4/15/2003        1.250             1.702             3.987               4.954
 4/16/2003        1.250             1.653             3.940               4.908
 4/17/2003        1.250             1.686             3.958               4.892
 4/18/2003        1.250             1.678             3.958               4.891
 4/21/2003        1.250             1.678             3.983               4.899
 4/22/2003        1.250             1.645             3.966               4.893
 4/23/2003        1.250             1.637             3.977               4.885
 4/24/2003        1.250             1.629             3.921               4.838
 4/25/2003        1.250             1.573             3.890               4.816
 4/28/2003        1.250             1.597             3.903               4.826
 4/29/2003        1.250             1.613             3.929               4.839
 4/30/2003        1.250             1.486             3.838               4.765
  5/1/2003        1.250             1.469             3.842               4.776
  5/2/2003        1.250             1.565             3.925               4.833
  5/5/2003        1.250             1.533             3.886               4.801
  5/6/2003        1.250             1.428             3.786               4.754
  5/7/2003        1.250             1.412             3.677               4.678
  5/8/2003        1.250             1.460             3.683               4.682
  5/9/2003        1.250             1.443             3.681               4.671
 5/12/2003        1.250             1.435             3.644               4.647
 5/13/2003        1.250             1.443             3.604               4.612
 5/14/2003        1.250             1.386             3.522               4.510
 5/15/2003        1.250             1.434             3.532               4.485
 5/16/2003        1.250             1.311             3.420               4.415
 5/19/2003        1.250             1.351             3.487               4.482
 5/20/2003        1.250             1.261             3.356               4.355
 5/21/2003        1.250             1.359             3.398               4.349
 5/22/2003        1.250             1.326             3.316               4.265
 5/23/2003        1.250             1.349             3.337               4.260
 5/26/2003        1.250             1.340             3.334               4.258
 5/27/2003        1.250             1.307             3.412               4.389
 5/28/2003        1.250             1.307             3.425               4.407
 5/29/2003        1.250             1.273             3.337               4.340
 5/30/2003        1.250             1.326             3.372               4.377
  6/2/2003        1.250             1.310             3.410               4.422
  6/3/2003        1.250             1.198             3.331               4.370
  6/4/2003        1.250             1.214             3.295               4.354
  6/5/2003        1.250             1.238             3.344               4.406
  6/6/2003        1.250             1.246             3.353               4.397
  6/9/2003        1.250             1.182             3.278               4.342
 6/10/2003        1.250             1.117             3.192               4.254
 6/11/2003        1.250             1.149             3.212               4.263
 6/12/2003        1.250             1.101             3.165               4.213
 6/13/2003        1.250             1.084             3.114               4.174
 6/16/2003        1.250             1.157             3.173               4.232
 6/17/2003        1.250             1.221             3.262               4.300
 6/18/2003        1.250             1.238             3.363               4.398
 6/19/2003        1.250             1.156             3.339               4.407
 6/20/2003        1.250             1.164             3.367               4.433
 6/23/2003        1.250             1.139             3.313               4.396
 6/24/2003        1.250             1.098             3.251               4.335
 6/25/2003        1.000             1.287             3.405               4.463
 6/26/2003        1.000             1.407             3.543               4.565
 6/27/2003        1.000             1.351             3.543               4.583
 6/30/2003        1.000             1.304             3.515               4.558
  7/1/2003        1.000             1.304             3.549               4.587
  7/2/2003        1.000             1.280             3.538               4.580
  7/3/2003        1.000             1.313             3.663               4.691
  7/4/2003        1.000             1.306             3.649               4.685
  7/7/2003        1.000             1.354             3.733               4.746
  7/8/2003        1.000             1.370             3.716               4.714
  7/9/2003        1.000             1.338             3.682               4.698
 7/10/2003        1.000             1.306             3.657               4.698
 7/11/2003        1.000             1.275             3.628               4.683
 7/14/2003        1.000             1.340             3.726               4.770
 7/15/2003        1.000             1.454             3.983               4.966
 7/16/2003        1.000             1.430             3.920               4.895
 7/17/2003        1.000             1.439             3.922               4.893
 7/18/2003        1.000             1.489             4.001               4.934
 7/21/2003        1.000             1.622             4.212               5.088
 7/22/2003        1.000             1.523             4.124               5.041
 7/23/2003        1.000             1.499             4.110               5.042
 7/24/2003        1.000             1.536             4.167               5.093
 7/25/2003        1.000             1.504             4.177               5.117
 7/28/2003        1.000             1.616             4.282               5.215
 7/29/2003        1.000             1.703             4.440               5.338
 7/30/2003        1.000             1.632             4.309               5.249
 7/31/2003        1.000             1.744             4.408               5.358
  8/1/2003        1.000             1.777             4.385               5.315
  8/4/2003        1.000             1.681             4.285               5.253
  8/5/2003        1.000             1.818             4.392               5.362
  8/6/2003        1.000             1.754             4.269               5.238
  8/7/2003        1.000             1.706             4.219               5.215
  8/8/2003        1.000             1.698             4.271               5.232
 8/11/2003        1.000             1.764             4.355               5.270
 8/12/2003        1.000             1.723             4.428               5.351
 8/13/2003        1.000             1.822             4.562               5.450
 8/14/2003        1.000             1.765             4.491               5.382
 8/15/2003        1.000             1.799             4.530               5.398
 8/18/2003        1.000             1.824             4.459               5.345
 8/19/2003        1.000             1.734             4.363               5.243
 8/20/2003        1.000             1.800             4.438               5.286
 8/21/2003        1.000             1.908             4.477               5.276
 8/22/2003        1.000             1.918             4.475               5.259
 8/25/2003        1.000             1.968             4.527               5.303
 8/26/2003        1.000             1.894             4.475               5.272
 8/27/2003        1.000             1.970             4.537               5.314
 8/28/2003        1.000             1.932             4.416               5.208
 8/29/2003        1.000             1.972             4.466               5.224
  9/1/2003        1.000             1.964             4.460               5.223
  9/2/2003        1.000             2.036             4.601               5.334
  9/3/2003        1.000             2.004             4.595               5.351
  9/4/2003        1.000             1.891             4.505               5.306
  9/5/2003        1.000             1.722             4.349               5.189
  9/8/2003        1.000             1.761             4.428               5.264
  9/9/2003        1.000             1.689             4.357               5.227
 9/10/2003        1.000             1.632             4.273               5.154
 9/11/2003        1.000             1.696             4.316               5.205
 9/12/2003        1.000             1.621             4.254               5.160
 9/15/2003        1.000             1.589             4.269               5.183
 9/16/2003        1.000             1.588             4.277               5.195
 9/17/2003        1.000             1.612             4.180               5.088
 9/18/2003        1.000             1.636             4.164               5.075
 9/19/2003        1.000             1.667             4.162               5.069
 9/22/2003        1.000             1.634             4.218               5.126
 9/23/2003        1.000             1.633             4.207               5.093
 9/24/2003        1.000             1.608             4.135               5.030
 9/25/2003        1.000             1.645             4.083               4.987
 9/26/2003        1.000             1.557             4.002               4.935
 9/29/2003        1.000             1.605             4.077               5.006
 9/30/2003        1.000             1.462             3.939               4.883
 10/1/2003        1.000             1.446             3.934               4.891
 10/2/2003        1.000             1.469             3.995               4.934
 10/3/2003        1.000             1.637             4.201               5.097
 10/6/2003        1.000             1.605             4.171               5.070
 10/7/2003        1.000             1.645             4.259               5.158
 10/8/2003        1.000             1.621             4.238               5.161
 10/9/2003        1.000             1.645             4.293               5.215
10/10/2003        1.000             1.645             4.271               5.181
10/13/2003        1.000             1.629             4.253               5.179
10/14/2003        1.000             1.686             4.346               5.252
10/15/2003        1.000             1.768             4.399               5.289
10/16/2003        1.000             1.932             4.461               5.306
10/17/2003        1.000             1.859             4.390               5.250
10/20/2003        1.000             1.851             4.384               5.236
10/21/2003        1.000             1.843             4.344               5.206
10/22/2003        1.000             1.761             4.253               5.136
10/23/2003        1.000             1.802             4.318               5.196
10/24/2003        1.000             1.728             4.232               5.120
10/27/2003        1.000             1.778             4.261               5.141
10/28/2003        1.000             1.670             4.179               5.091
10/29/2003        1.000             1.754             4.297               5.177
10/30/2003        1.000             1.861             4.344               5.199
10/31/2003        1.000             1.822             4.295               5.132
 11/3/2003        1.000             1.878             4.342               5.162
 11/4/2003        1.000             1.846             4.297               5.129
 11/5/2003        1.000             1.927             4.354               5.184
 11/6/2003        1.000             1.977             4.410               5.244
 11/7/2003        1.000             2.011             4.440               5.254
11/10/2003        1.000             2.028             4.448               5.265
11/11/2003        1.000             2.028             4.448               5.265
11/12/2003        1.000             2.021             4.400               5.209
11/13/2003        1.000             1.882             4.271               5.105
11/14/2003        1.000             1.809             4.219               5.052
11/17/2003        1.000             1.784             4.196               5.048
11/18/2003        1.000             1.768             4.144               4.999
11/19/2003        1.000             1.867             4.238               5.082
11/20/2003        1.000             1.785             4.154               5.010
11/21/2003        1.000             1.819             4.161               5.016
11/24/2003        1.000             1.894             4.230               5.066
11/25/2003        1.000             1.836             4.186               5.030
11/26/2003        1.000             1.928             4.248               5.070
11/27/2003        1.000             1.967             4.248               5.070
11/28/2003        1.000             2.048             4.334               5.132
 12/1/2003        1.000             2.096             4.387               5.152
 12/2/2003        1.000             2.056             4.381               5.151
 12/3/2003        1.000             2.072             4.404               5.186
 12/4/2003        1.000             2.040             4.367               5.161
 12/5/2003        1.000             1.871             4.232               5.063
 12/8/2003        1.000             1.903             4.269               5.110
 12/9/2003        1.000             1.968             4.353               5.165
12/10/2003        1.000             1.911             4.318               5.150
12/11/2003        1.000             1.790             4.232               5.103
12/12/2003        1.000             1.806             4.240               5.091
12/15/2003        1.000             1.830             4.258               5.097
12/16/2003        1.000             1.797             4.215               5.066
12/17/2003        1.000             1.805             4.184               5.022
12/18/2003        1.000             1.789             4.128               4.947
12/19/2003        1.000             1.788             4.135               4.965
12/22/2003        1.000             1.813             4.170               4.981
12/23/2003        1.000             1.854             4.261               5.052
12/24/2003        1.000             1.839             4.185               4.987
12/25/2003        1.000             1.839             4.185               4.987
12/26/2003        1.000             1.815             4.152               4.970
12/29/2003        1.000             1.855             4.244               5.048
12/30/2003        1.000             1.831             4.259               5.076
12/31/2003        1.000             1.823             4.248               5.074
  1/1/2004        1.000             1.823             4.247               5.074
  1/2/2004        1.000             1.903             4.381               5.171
  1/5/2004        1.000             1.919             4.379               5.178
  1/6/2004        1.000             1.822             4.273               5.102
  1/7/2004        1.000             1.822             4.244               5.077
  1/8/2004        1.000             1.830             4.257               5.086
  1/9/2004        1.000             1.660             4.082               4.960
 1/12/2004        1.000             1.652             4.088               4.973
 1/13/2004        1.000             1.587             4.013               4.920
 1/14/2004        1.000             1.627             3.996               4.895
 1/15/2004        1.000             1.643             3.971               4.856
 1/16/2004        1.000             1.674             4.032               4.893
 1/19/2004        1.000             1.674             4.032               4.893
 1/20/2004        1.000             1.657             4.057               4.925
 1/21/2004        1.000             1.641             4.020               4.905
 1/22/2004        1.000             1.599             3.955               4.844
 1/23/2004        1.000             1.664             4.074               4.944
 1/26/2004        1.000             1.697             4.132               4.984
 1/27/2004        1.000             1.647             4.076               4.938
 1/28/2004        1.000             1.821             4.190               5.004
 1/29/2004        1.000             1.787             4.175               5.001
 1/30/2004        1.000             1.823             4.134               4.962
  2/2/2004        1.000             1.807             4.147               4.984
  2/3/2004        1.000             1.751             4.099               4.950
  2/4/2004        1.000             1.758             4.114               4.956
  2/5/2004        1.000             1.831             4.169               4.982
  2/6/2004        1.000             1.750             4.079               4.918
  2/9/2004        1.000             1.741             4.054               4.901
 2/10/2004        1.000             1.806             4.114               4.951
 2/11/2004        1.000             1.709             4.033               4.901
 2/12/2004        1.000             1.708             4.046               4.933
 2/13/2004        1.000             1.675             4.042               4.917
 2/16/2004        1.000             1.675             4.042               4.917
 2/17/2004        1.000             1.666             4.040               4.912
 2/18/2004        1.000             1.682             4.050               4.911
 2/19/2004        1.000             1.649             4.033               4.895
 2/20/2004        1.000             1.706             4.098               4.954
 2/23/2004        1.000             1.656             4.038               4.902
 2/24/2004        1.000             1.640             4.025               4.897
 2/25/2004        1.000             1.606             4.009               4.887
 2/26/2004        1.000             1.677             4.036               4.906
 2/27/2004        1.000             1.645             3.973               4.838
  3/1/2004        1.000             1.653             3.975               4.839
  3/2/2004        1.000             1.725             4.044               4.902
  3/3/2004        1.000             1.725             4.052               4.904
  3/4/2004        1.000             1.701             4.017               4.878
  3/5/2004        1.000             1.565             3.851               4.764
  3/8/2004        1.000             1.500             3.770               4.709
  3/9/2004        1.000             1.484             3.723               4.670
 3/10/2004        1.000             1.508             3.730               4.670
 3/11/2004        1.000             1.459             3.700               4.665
 3/12/2004        1.000             1.523             3.779               4.718
 3/15/2004        1.000             1.531             3.764               4.706
 3/16/2004        1.000             1.474             3.681               4.643
 3/17/2004        1.000             1.498             3.713               4.665
 3/18/2004        1.000             1.523             3.756               4.701
 3/19/2004        1.000             1.514             3.773               4.705
 3/22/2004        1.000             1.481             3.715               4.665
 3/23/2004        1.000             1.473             3.692               4.653
 3/24/2004        1.000             1.464             3.709               4.659
 3/25/2004        1.000             1.504             3.739               4.693
 3/26/2004        1.000             1.584             3.831               4.762
 3/29/2004        1.000             1.616             3.890               4.811
 3/30/2004        1.000             1.624             3.896               4.814
 3/31/2004        1.000             1.576             3.837               4.773
  4/1/2004        1.000             1.624             3.880               4.802
  4/2/2004        1.000             1.850             4.145               4.979
  4/5/2004        1.000             1.883             4.208               5.042
  4/6/2004        1.000             1.835             4.149               4.998
  4/7/2004        1.000             1.843             4.159               5.005
  4/8/2004        1.000             1.861             4.193               5.029
  4/9/2004        1.000             1.861             4.193               5.029
 4/12/2004        1.000             1.887             4.230               5.061
 4/13/2004        1.000             1.994             4.354               5.156
 4/14/2004        1.000             2.077             4.366               5.160
 4/15/2004        1.000             2.061             4.402               5.210
 4/16/2004        1.000             1.989             4.340               5.170
 4/19/2004        1.000             2.039             4.387               5.210
 4/20/2004        1.000             2.156             4.459               5.262
 4/21/2004        1.000             2.165             4.425               5.227
 4/22/2004        1.000             2.116             4.383               5.195
 4/23/2004        1.000             2.236             4.460               5.240
 4/26/2004        1.000             2.229             4.436               5.228
 4/27/2004        1.000             2.146             4.385               5.200
 4/28/2004        1.000             2.248             4.499               5.287
 4/29/2004        1.000             2.351             4.538               5.315
 4/30/2004        1.000             2.319             4.507               5.286
  5/3/2004        1.000             2.311             4.501               5.279
  5/4/2004        1.000             2.327             4.567               5.345
  5/5/2004        1.000             2.327             4.581               5.358
  5/6/2004        1.000             2.376             4.600               5.368
  5/7/2004        1.000             2.622             4.773               5.467
 5/10/2004        1.000             2.590             4.794               5.492
 5/11/2004        1.000             2.574             4.748               5.454
 5/12/2004        1.000             2.590             4.807               5.523
 5/13/2004        1.000             2.657             4.854               5.562
 5/14/2004        1.000             2.534             4.770               5.486
 5/17/2004        1.000             2.468             4.691               5.423
 5/18/2004        1.000             2.518             4.736               5.455
 5/19/2004        1.000             2.560             4.774               5.477
 5/20/2004        1.000             2.502             4.702               5.420
 5/21/2004        1.000             2.545             4.758               5.459
 5/24/2004        1.000             2.529             4.734               5.433
 5/25/2004        1.000             2.538             4.722               5.411
 5/26/2004        1.000             2.446             4.657               5.366
 5/27/2004        1.000             2.464             4.602               5.316
 5/28/2004        1.000             2.536             4.649               5.346
 5/31/2004        1.000             2.536             4.649               5.346
  6/1/2004        1.000             2.593             4.702               5.397
  6/2/2004        1.000             2.642             4.740               5.428
  6/3/2004        1.000             2.618             4.712               5.416
  6/4/2004        1.000             2.691             4.774               5.458
  6/7/2004        1.000             2.659             4.762               5.454
  6/8/2004        1.000             2.692             4.764               5.449
  6/9/2004        1.000             2.766             4.807               5.481
 6/10/2004        1.000             2.799             4.795               5.470
 6/11/2004        1.000             2.809             4.801               5.475
 6/14/2004        1.000             2.934             4.872               5.531
 6/15/2004        1.000             2.752             4.678               5.364
 6/16/2004        1.000             2.793             4.724               5.401
 6/17/2004        1.000             2.760             4.680               5.351
 6/18/2004        1.000             2.787             4.712               5.378
 6/21/2004        1.000             2.753             4.686               5.369
 6/22/2004        1.000             2.762             4.719               5.406
 6/23/2004        1.000             2.729             4.698               5.383
 6/24/2004        1.000             2.754             4.646               5.338
 6/25/2004        1.000             2.738             4.648               5.336
 6/28/2004        1.000             2.859             4.737               5.409
 6/29/2004        1.000             2.819             4.688               5.366
 6/30/2004        1.250             2.681             4.583               5.289
  7/1/2004        1.250             2.641             4.565               5.288
  7/2/2004        1.250             2.526             4.461               5.206
  7/5/2004        1.250             2.526             4.457               5.206
  7/6/2004        1.250             2.542             4.476               5.219
  7/7/2004        1.250             2.542             4.476               5.225
  7/8/2004        1.250             2.517             4.472               5.224
  7/9/2004        1.250             2.516             4.458               5.208
 7/12/2004        1.250             2.524             4.447               5.199
 7/13/2004        1.250             2.557             4.472               5.211
 7/14/2004        1.250             2.589             4.482               5.218
 7/15/2004        1.250             2.605             4.482               5.213
 7/16/2004        1.250             2.497             4.351               5.116
 7/19/2004        1.250             2.522             4.353               5.111
 7/20/2004        1.250             2.621             4.446               5.174
 7/21/2004        1.250             2.662             4.468               5.199
 7/22/2004        1.250             2.654             4.446               5.187
 7/23/2004        1.250             2.653             4.432               5.167
 7/26/2004        1.250             2.712             4.487               5.211
 7/27/2004        1.250             2.796             4.615               5.318
 7/28/2004        1.250             2.737             4.585               5.313
 7/29/2004        1.250             2.754             4.577               5.295
 7/30/2004        1.250             2.681             4.477               5.198

SOURCE: BLOOMBERG L.P.

                                   [END CHART]

                 Corporate bonds were the star performers of the period, driven by stronger balance sheets and higher earnings. As signs of inflation appeared, Treasury inflation-protected securities
                 (TIPS) outperformed other Treasury securities. Unlike most other fixed-income securities, TIPS are indexed to inflation. They are also backed by the full faith and credit of the U.S. government.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph below shows the Treasury yield curve (that is the plot of yields on Treasury bills, notes, and bonds versus their maturity) for July 31, 2003, and July 31, 2004.

--------------------------------------------------------------------------------
                             HISTORICAL YIELD CURVE
--------------------------------------------------------------------------------
                        [CHART OF HISTORICAL YIELD CURVE]

                     7/31/03                 7/30/04                  CHANGE
3 MONTH               0.937%                  1.434%                  0.4970%
6 MONTH               1.012                   1.749                   0.7370
2 YEAR                1.740                   2.677                   0.9373
3 YEAR                2.162                   3.006                   0.8441
5 YEAR                3.220                   3.694                   0.4739
10 YEAR               4.405                   4.475                   0.0692
30 YEAR               5.357                   5.197                  -0.1605

SOURCE: BLOOMBERG L.P.

                                   [END CHART]

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Despite rising interest rates, the Fund's net asset value (NAV) moved up 8 cents from $12.16 on July 31, 2003, to $12.24 on July 31, 2004. The Fund's primary objective is to provide maximum current income without undue risk to principal. Throughout the period, we focused on securities that could perform well in a rising-interest-rate environment. We purchased floating-rate notes and TIPS, which pay lower interest but help offset risk to principal.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 When interest rates rose, mortgage-backed securities outperformed most other sectors, and our position in them added to the Fund's returns. We took advantage of higher rates to reinvest at more favorable yields. Our holdings in real estate investment trust (REIT) preferred stock also helped performance.

WHAT IS YOUR OUTLOOK FOR THE BOND MARKET?

                 Higher yields have made bonds more attractive. Longer-term note and bond yields remain near their most attractive levels in two years. Because income comprises the largest part of a bond fund's total return, interest-rate increases allow us to reinvest at higher rates, which can be positive for a bond portfolio. As you can see from the charts on page 6, dividend return has a greater impact on total return than the change in share price.

                 Although we expect further tightening at upcoming Fed meetings, these increases may already be priced into longer-term interest rates. We believe fixed-income securities continue to be an important part of an overall portfolio allocation because they provide income, diversification, and stability.

                 On behalf of our team of portfolio manager, traders, and analysts, thank you for the opportunity to serve you. We appreciate your confidence and support.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

          PORTFOLIO RATINGS MIX
                 7/31/04

  [PIE CHART OF PORTFOLIO RATINGS MIX]

U.S. Government                      30%
BBB                                  23%
A                                    22%
AAA                                  10%
AA                                    9%
Money Market Instruments              5%
BB                                    1%

             [END PIE CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. Money market instruments are all rated within the two highest short-term credit ratings categories. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, Fitch Ratings, or Dominion Bond Rating Service Ltd.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS, EXCLUDING EQUITY SECURITIES, AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-32.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

--------------------------------------------------------------------------------
                              TOP 10 SECURITIES*
--------------------------------------------------------------------------------

                                            COUPON RATE %      % OF NET ASSETS
                                            ----------------------------------
U.S. Treasury Inflation-Indexed Notes           3.88%               3.6%

Fannie Mae Mortgage-Backed Pass-Through         5.00%               2.5%

U.S. Treasury Bond                              5.25%               2.1%

U.S. Treasury Inflation-Indexed Notes           3.38%               2.1%

U.S. Treasury Notes                             4.00%               1.7%

Household Finance Corp., Notes                  6.38%               1.6%

Phillips Petroleum Co., Notes                   8.75%               1.5%

Region of Lombardy, Global Notes                5.80%               1.5%

GNMA Mortgage-Backed Pass-Through               6.00%               1.4%

GNMA Mortgage-Backed Pass-Through               5.00%               1.3%
--------------------------------------------------------------------------------

                 * EXCLUDING MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS
                   PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                           PORTFOLIO MIX*
                               7/31/04

                    [PIE CHART OF PORTFOLIO MIX*]

Corporate Obligations                                          41.9%
Agency Mortgage-Backed Securities and Mortgage Securities      15.8%
Preferred & Common Stocks & Convertible Bond                    8.9%
Eurodollar & Yankee Obligations                                 7.0%
Asset-Backed Securities                                         6.4%
U.S. TIPS                                                       5.6%
Money Market Instruments                                        4.7%
U.S. Treasury Bond & Notes                                      4.4%
Municipal Bonds                                                 3.3%
Agency Debentures and Other U.S. Government Agencies            1.8%

                           [END PIE CHART]

               * EXCLUDING SHORT-TERM INVESTMENTS PURCHASED WITH CASH
                 COLLATERAL FROM SECURITIES LOANED.

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 19-32.

18

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
USAA INCOME FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Income Fund (a portfolio of USAA Mutual Fund, Inc.), including the portfolio of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through July 31, 2001, were audited by other auditors whose report dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Income Fund as of July 31, 2004, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

                 San Antonio, Texas
                 September 10, 2004

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA INCOME FUND
JULY 31, 2004

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                        COUPON                                 VALUE
    (000)     SECURITY                                             RATE              MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (41.9%)

              AEROSPACE & DEFENSE (0.5%)
  $ 9,000     Boeing Capital Corp., MTN, Senior Notes              5.40%           11/30/2009      $    9,375
                                                                                                   ----------
              AIR FREIGHT & LOGISTICS (0.3%)
    5,000     Caliber Systems, Inc., Notes                         7.80             8/01/2006           5,427
                                                                                                   ----------
              ALUMINUM (0.6%)
   10,000     Alcan, Inc., Notes(a)                                1.77(c)         12/08/2005          10,000
                                                                                                   ----------
              AUTOMOBILE MANUFACTURERS (1.6%)
   15,000     DaimlerChrysler NA Holding,
                Global Debentures                                  8.00             6/15/2010          17,061
   10,000     Toyota Motor Credit Corp., MTN                       4.85             2/27/2015           9,708
                                                                                                   ----------
                                                                                                       26,769
                                                                                                   ----------
              BREWERS (0.3%)
    5,000     Miller Brewing Co., Guaranteed Notes(a)              4.25             8/15/2008           5,014
                                                                                                   ----------

              BROADCASTING & CABLE TV (0.9%)
   10,000     Comcast Cable Communications, Inc.,
                Senior Notes(h)                                    6.88             6/15/2009          10,983
    5,000     Univision Communications, Inc., Senior Notes         3.50            10/15/2007           4,963
                                                                                                   ----------
                                                                                                       15,946
                                                                                                   ----------
              CONSTRUCTION & FARM MACHINERY & HEAVY
                TRUCKS (1.5%)
   10,000     Caterpillar Financial Services                       1.28(c)         11/14/2005          10,009
    5,000     John Deere Capital Corp., MTN, Senior Notes          1.56(c)          5/20/2005           5,009
   10,000     John Deere Capital Corp., Global Debentures          5.10             1/15/2013          10,038
                                                                                                   ----------
                                                                                                       25,056
                                                                                                   ----------
              CONSUMER FINANCE (5.1%)
   10,000     American Express Credit Corp., Notes                 1.55(c)          9/19/2006          10,022
   10,000     American Honda Finance Corp., MTN(a)                 1.34(c)          5/11/2007          10,001
    2,000     Ford Motor Credit Corp., Global Notes                7.60             8/01/2005           2,090
   10,000     General Motors Acceptance Corp., MTN                 2.88(c)         10/20/2005          10,070
   25,200     Household Finance Corp., Notes(h)                    6.38            10/15/2011          27,201
   10,000     MBNA American Bank, MTN                              6.75             3/15/2008          11,023
    7,000     SLM Corp., MTN, CPI Floating Rate Note               4.04(c)          6/01/2009           6,984
   10,000     SLM Corp., Notes                                     5.38             1/15/2013          10,096
                                                                                                   ----------
                                                                                                       87,487
                                                                                                   ----------

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2004

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                        COUPON                                 VALUE
    (000)     SECURITY                                             RATE              MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (2.1%)
  $10,000     ABN AMRO Bank N.V., Senior Notes(h)                  1.24%(c)         5/11/2007      $   10,022
    5,000     Canadian Imperial Bank Corp., Pass-Through
                Certificates, Series 2002, Class A-1(a)            7.26             4/10/2032           5,446
   10,000     First Union Corp., Subordinated Notes                7.50             7/15/2006          10,867
   10,000     Wells Fargo & Co., Global Notes                      1.43(c)          3/03/2006          10,017
                                                                                                   ----------
                                                                                                       36,352
                                                                                                   ----------
              DIVERSIFIED COMMERCIAL SERVICES (0.5%)
    7,958     ServiceMaster Co., Notes                             8.45             4/15/2005           8,163
                                                                                                   ----------

              DIVERSIFIED METALS & MINING (0.3%)
    5,000     Glencore Funding LLC, Notes(a)                       6.00             4/15/2014           4,707
                                                                                                   ----------

              ELECTRIC UTILITIES (6.2%)
    6,940     Cinergy Corp., Debentures                            6.25             9/01/2004           6,963
    5,400     Entergy Arkansas, Inc., First Mortgage Bond          5.90             6/01/2033           4,927
    2,375     FPL Energy American Wind, Senior Secured
                Bond(a)                                            6.64             6/20/2023           2,445
   10,000     Northern States Power Co., First Mortgage
                Bond, Series B                                     8.00             8/28/2012          12,008
   10,000     Oncor Electric Delivery Co., Senior
                Secured Notes                                      6.38             5/01/2012          10,832
   10,000     Pinnacle West Capital Corp., Senior Notes            1.98(c)         11/01/2005          10,015
    5,000     Power Contract Financing, Senior Notes(a)            6.26             2/01/2010           5,113
    5,000     PPL Capital Funding, Inc., Guaranteed Notes          4.33             3/01/2009           4,877
    5,000     Public Service Electric & Gas Co., First
                Mortgage Bond, Series A                            1.70(c)          6/23/2006           4,999
    5,000     Sempra Energy ESOP, Series 1999 (NBGA)(a)            4.21            11/01/2014(d)        5,055
   12,060     TECO Energy, Inc., Senior Notes                     10.50            12/01/2007          13,869
   10,000     Tristate General & Transport Assoc., Bonds(a)        6.04             1/31/2018          10,121
   10,000     West Penn Power Co., Notes                           6.63             4/15/2012          10,050
    4,000     Wisconsin Public Service Corp., Senior
                Secured Notes                                      4.88            12/01/2012           3,993
                                                                                                   ----------
                                                                                                      105,267
                                                                                                   ----------
              ENVIRONMENTAL SERVICES (1.6%)
   15,500     WMX Technologies, Inc., Notes                        7.00            10/15/2006          16,675
   10,000     WMX Technologies, Inc., Senior Notes                 7.38             8/01/2010          11,335
                                                                                                   ----------
                                                                                                       28,010
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2004

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                        COUPON                                 VALUE
    (000)     SECURITY                                             RATE              MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.7%)
  $10,000     Agrium, Inc., Debentures                             8.25%            2/15/2011      $   11,734
                                                                                                   ----------
              GAS UTILITIES (0.8%)
    5,000     Entergy-Koch, LP, Senior Notes(a)                    3.65             8/20/2006           4,975
   10,000     Texas Gas Transmission Corp., LLC, Notes             4.60             6/01/2015           9,307
                                                                                                   ----------
                                                                                                       14,282
                                                                                                   ----------
              HEALTH CARE FACILITIES (0.3%)
    5,000     HCA, Inc., Notes                                     5.25            11/06/2008           5,025
                                                                                                   ----------
              HOUSEHOLD PRODUCTS (1.5%)
   17,000     Clorox Co., Notes                                    6.13             2/01/2011          18,464
    8,000     SC Johnson & Son, Inc., Senior Notes(a)              5.00            12/15/2012           7,889
                                                                                                   ----------
                                                                                                       26,353
                                                                                                   ----------
              INTEGRATED OIL & GAS (1.5%)
      852     Exxon Mobil Corp., Pass-Through Trust
                Certificates, Series 1995, Class B-6               6.15             7/02/2008             889
   21,000     Phillips Petroleum Co., Notes                        8.75             5/25/2010          25,542
                                                                                                   ----------
                                                                                                       26,431
                                                                                                   ----------
              INTEGRATED TELECOMMUNICATION SERVICES (1.3%)
    5,000     Citizens Communications Co., Notes                   8.50             5/15/2006           5,344
      500     Pacific Bell, Debentures                             5.88             2/15/2006             522
    5,000     Sprint Capital Corp., Guaranteed Global Notes        6.00             1/15/2007           5,262
   11,000     Verizon Pennsylvania, Inc., Debentures,
                Series A                                           5.65            11/15/2011          11,329
                                                                                                   ----------
                                                                                                       22,457
                                                                                                   ----------
              INVESTMENT BANKING & BROKERAGE (0.9%)
   10,000     Morgan Stanley, MTN, Senior Notes                    1.80(c)         12/13/2004          10,010
    5,000     Morgan Stanley, Subordinated Notes                   4.75             4/01/2014           4,679
                                                                                                   ----------
                                                                                                       14,689
                                                                                                   ----------
              LIFE & HEALTH INSURANCE (1.2%)
   10,000     ING Security Life Insurance, Notes (NBGA)(a)         1.84(c)          1/27/2005          10,008
   10,000     John Hancock Global Funding II, MTN,
                Secured Notes                                      1.54(c)          3/06/2006          10,024
                                                                                                   ----------
                                                                                                       20,032
                                                                                                   ----------
              MOVIES & ENTERTAINMENT (0.6%)
   10,000     AOL Time Warner, Notes                               5.63             5/01/2005          10,225
                                                                                                   ----------

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2004

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                        COUPON                                 VALUE
    (000)     SECURITY                                             RATE              MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES & UNREGULATED POWER (0.7%)
  $ 8,000     Duke Capital Corp. LLC, Senior Notes(h)              5.50%            3/01/2014      $    7,904
    4,500     South Carolina Electric & Gas Co.,
                First Mortgage Bond                                5.30             5/15/2033           4,087
                                                                                                   ----------
                                                                                                       11,991
                                                                                                   ----------
              OIL & GAS EQUIPMENT & SERVICES (0.6%)
   10,000     Halliburton Co., Senior Notes                        3.12(c)         10/17/2005          10,100
                                                                                                   ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    5,000     Kerr-McGee Corp., Notes                              5.88             9/15/2006           5,235
    5,000     Nexen, Inc., Notes                                   5.05            11/20/2013           4,855
                                                                                                   ----------
                                                                                                       10,090
                                                                                                   ----------
              OIL & GAS REFINING & MARKETING &
                TRANSPORTATION (0.5%)
    8,000     Magellan Midstream Partners LP, Notes                6.45             6/01/2014           8,169
                                                                                                   ----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
    8,000     Associates Corp. of North America, Global
                Senior Notes                                       6.25            11/01/2008           8,652
   10,000     Bank One Corp., Subordinated Notes                   7.88             8/01/2010          11,654
      500     Citicorp, Subordinated Notes                         6.38             1/15/2006             526
   10,000     Citigroup, Inc., Global Notes                        4.25             7/29/2009           9,994
                                                                                                   ----------
                                                                                                       30,826
                                                                                                   ----------
              PACKAGED FOODS & MEAT (1.6%)
   10,000     General Mills, Inc., Notes                           2.63            10/24/2006           9,822
   15,000     Kellogg Co., Notes, Series B(h)                      6.60             4/01/2011          16,604
      500     Sara Lee Corp., MTN, Series C                        6.30            11/07/2005             521
                                                                                                   ----------
                                                                                                       26,947
                                                                                                   ----------
              PAPER PRODUCTS (0.6%)
   10,000     MeadWestVaco Corp., Notes                            1.89(c)         12/01/2005          10,010
                                                                                                   ----------
              PHARMACEUTICALS (0.3%)
    6,500     Johnson & Johnson, Inc., Debentures                  4.95             5/15/2033           5,801
                                                                                                   ----------

              PROPERTY & CASUALTY INSURANCE (0.9%)
   10,000     Chubb Corp., Senior Notes                            5.20             4/01/2013           9,941
    5,000     Ohio Casualty Corp., Notes                           7.30             6/15/2014           5,068
                                                                                                   ----------
                                                                                                       15,009
                                                                                                   ----------
              RAILROADS (0.4%)
    4,900     Consolidated Rail Corp., Debentures                  9.75             6/15/2020           6,652
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2004

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                        COUPON                                 VALUE
    (000)     SECURITY                                             RATE              MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS (1.9%)
  $ 9,000     Chelsea Property Group, Notes                        6.00%            1/15/2013      $    9,289
    1,000     Nationwide Health Properties, Inc., MTN              6.90            10/01/2037(d)        1,019
   15,000     Pan Pacific Retail Properties, Inc., Notes           7.95             4/15/2011          17,128
    5,000     TriNet Corporate Realty Trust, Inc., Notes           7.95             5/15/2006           5,286
                                                                                                   ----------
                                                                                                       32,722
                                                                                                   ----------
              REGIONAL BANKS (0.5%)
    8,000     Hudson United Bank, Subordinated Notes               7.00             5/15/2012           8,818
                                                                                                   ----------
              THRIFTS & MORTGAGE FINANCE (1.2%)
   17,000     Washington Mutual, Inc., Subordinated Notes          8.25             4/01/2010          19,915
                                                                                                   ----------
              Total corporate obligations (cost: $680,554)                                            715,851
                                                                                                   ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (7.0%)

              AEROSPACE & DEFENSE (0.3%)
    5,000     Bombardier, Inc., Notes (Canada)(a)                  6.75             5/01/2012           4,550
                                                                                                   ----------
              BUILDING PRODUCTS (0.6%)
   10,000     CRH America, Inc., Notes (Ireland)                   5.30            10/15/2013           9,960
                                                                                                   ----------
              DIVERSIFIED BANKS (2.5%)
    5,000     Bayerische Landesbank, MTN (Germany)                 2.60            10/16/2006           4,949
   20,000     Landesbank Baden-Wuerttemberg, MTN,
                Subordinated Notes (Germany)                       6.35             4/01/2012          22,207
   15,000     Nordea Bank AB, Subordinated
                Notes (Sweden)(a)                                  5.25            11/30/2012          15,129
                                                                                                   ----------
                                                                                                       42,285
                                                                                                   ----------
              FOREIGN GOVERNMENT (3.6%)
      500     Hydro-Quebec, MTN, Guaranteed Yankee
                Notes, Series B (Canada)                           6.98             2/28/2005             514
   10,000     Province of Quebec, Debentures (Canada)              6.50             1/17/2006          10,510
   15,000     Province of Quebec, Global
                Debentures (Canada)                                7.00             1/30/2007          16,323
   25,000     Region of Lombardy, Global Notes (Italy)             5.80            10/25/2032          25,046
   10,000     Republic of Poland, Global Unsubordinated
                Notes (Poland)(h)                                  5.25             1/15/2014          10,025
                                                                                                   ----------
                                                                                                       62,418
                                                                                                   ----------
              Total eurodollar and yankee obligations (cost: $116,062)                                119,213
                                                                                                   ----------

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2004

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                        COUPON                                 VALUE
    (000)     SECURITY                                             RATE              MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (6.4%)

              AIRLINES (1.7%)
  $ 6,978     America West Airlines, Inc., Pass-Through
                 Certificates, Series 1996-1, Class A, EETC        6.85%            7/02/2009      $    7,024
    3,000     American Airlines, Pass-Through Certificates,
                Series 2001-2, Class A-2, EETC(h)                  7.86            10/01/2011           2,993
    7,000     Delta Air Lines, Inc., Pass-Through Certificates,
                Series 2001-1, Class A-2, EETC(h)                  7.11             9/18/2011           6,369
    7,898     Northwest Airlines, Inc., Pass-Through
                Certificates, Series 2002-1, Class G-2,
                EETC (INS)                                         6.26            11/20/2021           8,133
    4,000     Southwest Airlines Co., Pass-Through
                Certificates, Series 2001-1, Class A-2, EETC       5.50            11/01/2006           4,159
                                                                                                   ----------
                                                                                                       28,678
                                                                                                   ----------
              ASSET-BACKED FINANCING (4.7%)
    7,200     Bank One Issuance Trust, Notes,
                Series 2003-A2, Class A2                           1.43(c)         10/15/2008           7,207
   20,000     Citibank Credit Card Issuance Trust, Notes,
                Series 2003-A4, Class A-4                          1.62(c)          3/20/2009          20,018
              Honda Auto Receivables Owner Trust, Notes,
    5,000       Series 2003-3, Class A3                            2.14             4/23/2007           4,982
    5,000       Series 2004-2, Class A2                            2.52             2/15/2007           5,009
   10,000     MBNA Credit Card Master Note Trust,
                Series 2003-A2, Class A-2                          1.43(c)          8/15/2008          10,011
   10,000     Morgan Stanley Auto Loan Trust,
                Series 2004-HB1, Class A-2                         1.92            10/15/2006           9,977
    3,701     Oncor Electric Delivery Transition Bond Co.,
                Bonds, Series 2003-1, Class A1                     2.26             2/15/2009           3,689
   10,000     Rental Car Finance Corp., Series 2004-1A,
                Class A (INS)(a)                                   1.65(c)          6/25/2009          10,008
   10,000     Toyota Auto Receivables Owner Trust,
                Bonds, Series 2003-A, Class A-3A                   1.40(c)          3/15/2007          10,007
                                                                                                   ----------
                                                                                                       80,908
                                                                                                   ----------
              Total asset-backed securities (cost: $109,706)                                          109,586
                                                                                                   ----------

              U.S. GOVERNMENT AGENCY ISSUES (16.1%)(e)

              DEBENTURES (0.6%)
   10,000     Fannie Mae, CPI Floating Rate Note(+)                3.43(c)          2/17/2009           9,990
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2004

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                        COUPON                                 VALUE
    (000)     SECURITY                                             RATE              MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (14.3%)
              Fannie Mae,(+)
  $43,828       Pool 254766                                        5.00%            6/01/2033      $   42,889
    7,068       Pool 190312                                        6.50             4/01/2031           7,387
      133       Pool 594787                                        6.50             7/01/2031             139
   11,050       Pool 254239                                        6.50             3/01/2032          11,549
      293       Pool 050653                                        7.00            10/01/2022             313
      234       Pool 050724                                        7.00             3/01/2023             249
      829       Pool 197673                                        7.00             4/01/2023             884
              Government National Mortgage Assn. I,
   23,341       Pool 604568                                        5.00             8/15/2033          22,938
    2,684       Pool 465553                                        6.00             8/15/2028           2,771
    2,256       Pool 457821                                        6.00             9/15/2028           2,329
    3,457       Pool 486544                                        6.00             9/15/2028           3,568
   23,916       Pool 780860(h)                                     6.00             9/15/2028          24,692
    6,931       Pool 486629                                        6.00            10/15/2028           7,155
    3,231       Pool 464490                                        6.00             1/15/2029           3,333
      488       Pool 486877                                        6.00             1/15/2029             503
    2,232       Pool 495891                                        6.00             1/15/2029           2,303
    4,667       Pool 603869                                        6.00             1/15/2033           4,808
      199       Pool 346619                                        6.50             6/15/2023             210
    1,158       Pool 344923                                        6.50             7/15/2023           1,222
      252       Pool 352137                                        6.50             7/15/2023             266
      715       Pool 370820                                        6.50             9/15/2023             755
      913       Pool 347695                                        6.50            10/15/2023             963
    1,807       Pool 354665                                        6.50            10/15/2023           1,906
      242       Pool 365963                                        6.50            10/15/2023             256
    3,558       Pool 345138                                        6.50            12/15/2023           3,753
    1,387       Pool 337538                                        6.50            12/15/2023           1,464
      670       Pool 366685                                        6.50             1/15/2024             705
      988       Pool 374670                                        6.50             2/15/2024           1,041
      729       Pool 422656                                        6.50             4/15/2026             766
    4,322       Pool 780793                                        6.50             5/15/2028           4,537
   12,076       Pool 564926                                        6.50            10/15/2031          12,655
      342       Pool 352190                                        7.00             5/15/2023             365
      334       Pool 354578                                        7.00             5/15/2023             357
      408       Pool 354907                                        7.00             5/15/2023             436
      429       Pool 320067                                        7.00             5/15/2023             458
      748       Pool 357171                                        7.00             6/15/2023             799
      874       Pool 357179                                        7.00             6/15/2023             933
      217       Pool 359752                                        7.00             6/15/2023             232

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2004

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                        COUPON                                 VALUE
    (000)     SECURITY                                             RATE              MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $  2,026      Pool 348925                                        7.00%            8/15/2023      $    2,163
       419      Pool 352111                                        7.00             8/15/2023             448
     1,580      Pool 364585                                        7.00             8/15/2023           1,688
       317      Pool 337344                                        7.00             8/15/2023             338
       464      Pool 358732                                        7.00             9/15/2023             496
       401      Pool 417226                                        7.00             1/15/2026             428
       287      Pool 417291                                        7.00             3/15/2026             306
       115      Pool 417333                                        7.00             3/15/2026             123
     3,014      Pool 780651                                        7.00            10/15/2027           3,212
     2,922      Pool 493950                                        7.00             6/15/2029           3,108
     1,107      Pool 504209                                        7.00             6/15/2029           1,178
     1,676      Pool 473009                                        7.00             7/15/2029           1,782
     2,364      Pool 564758                                        7.00             8/15/2031           2,514
     2,534      Pool 563613                                        7.00             7/15/2032           2,694
     2,119      Pool 352143                                        7.50             7/15/2023           2,291
     3,310      Pool 345637                                        7.50             6/15/2026           3,569
       804      Pool 422926                                        7.50             6/15/2026             867
     2,771      Pool 345761                                        7.50             7/15/2026           2,988
     1,171      Pool 447582                                        7.50             5/15/2027           1,262
     2,227      Pool 780716                                        7.50             2/15/2028           2,402
     1,987      Pool 780990                                        7.50            12/15/2028           2,141
     1,486      Pool 510300                                        7.50             8/15/2029           1,602
              Government National Mortgage Assn. II,
    10,577      Pool 003375                                        5.50             4/20/2033          10,650
    12,062      Pool 003273                                        6.00             8/20/2032          12,419
     8,330      Pool 003285                                        6.00             9/20/2032           8,576
     4,166      Pool 781494                                        6.50             8/20/2031           4,360
                                                                                                   ----------
                                                                                                      245,494
                                                                                                   ----------
              OTHER U.S. GOVERNMENT GUARANTEED
                SECURITIES (1.2%)
     3,867    Perforadora Centrale S.A. de C.V. "A",
                Guaranteed Bond, Series A, Title XI                5.24            12/15/2018           3,952
     6,333    Rowan Companies, Inc.,
                Guaranteed Bond, Title XI                          2.80            10/20/2013           5,946
    10,000    Totem Ocean Trailer Express, Inc.,
                Series 2002-1, Title XI                            6.37            10/30/2027          10,416
                                                                                                   ----------
                                                                                                       20,314
                                                                                                   ----------
              Total U.S. government agency issues  (cost: $270,007)                                   275,798
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2004

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                        COUPON                                 VALUE
    (000)     SECURITY                                             RATE              MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (10.0%)

              BOND AND NOTES (4.4%)
  $10,000     2.75%, 7/31/2006                                                                     $   10,017
   30,000     4.00%, 2/15/2014(h)                                                                      28,916
   35,771     5.25%, 11/15/2028(h)                                                                     35,548
                                                                                                   ----------
                                                                                                       74,481
                                                                                                   ----------
              INFLATION-INDEXED NOTES (5.6%)(F)
   31,949     3.38%, 1/15/2012(h)                                                                      35,573
   54,706     3.88%, 1/15/2009(h)                                                                      61,188
                                                                                                   ----------
                                                                                                       96,761
                                                                                                   ----------
              Total U.S. Treasury securities (cost: $160,502)                                         171,242
                                                                                                   ----------

              OTHER MORTGAGE SECURITIES (1.5%)

              COMMERICAL MORTGAGE-BACKED SECURITIES (0.9%)
    4,000     Chase Commercial Mortgage Securities Corp.,
                First Mortgage Pass-Through Certificates,
                Series 1998-1, Class D                             6.56%            5/18/2030           4,258
    4,388     LB Commercial Conduit Mortgage Trust,
                Series 1995-C2, Class C                            7.76             9/25/2025           4,467
    7,000     Merrill Lynch Mortgage Trust, Commercial
                Mortgage Pass-Through Certificates,
                Series 2002-MW1, Class A-4                         5.62             7/12/2034           7,298
                                                                                                   ----------
                                                                                                       16,023
                                                                                                   ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                SECURITIES (0.6%)(k)
   75,055     Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2004-ESA, Class X1 (acquired
                6/17/2004; cost: $3,000)(a,l)                      1.14             5/14/2016           3,017
   50,569     Greenwich Capital Commercial Funding Corp.,
                Series 2002-C1, Class XP (acquired 8/13/2003;
                cost: $5,189)(a,l)                                 2.06             1/11/2035           4,393
   44,462     Wachovia Bank Commercial Mortgage Trust,
                Series 2003-C4 (acquired 8/06/2003;
                cost: $2,248)(a,l)                                 1.20             4/15/2035           1,971
                                                                                                   ----------
                                                                                                        9,381
                                                                                                   ----------
              Total other mortgage securities (cost: $24,859)                                          25,404
                                                                                                   ----------

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2004

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                        COUPON                                 VALUE
    (000)     SECURITY                                             RATE              MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (3.3%)

              ELECTRIC UTILITIES (0.9%)
  $ 5,000     Brazos River Auth., TX, PCRB,
                Series 1995A (TXU)                                 5.40%            4/01/2030(d)   $    5,177
   10,000     Ohio State Water Development Auth. PCRB,
                Series 2000A (First Energy)                        2.20             4/01/2024(d)        9,999
                                                                                                   ----------
                                                                                                       15,176
                                                                                                   ----------
              ELECTRIC/GAS UTILITY (0.2%)
    2,795     North Carolina Eastern Municipal Power
                Agency RB, Series G                                5.55             1/01/2013           2,724
                                                                                                   ----------

              GENERAL OBLIGATION (0.6%)
   10,000     Illinois State Taxable Pension GO                    5.10             6/01/2033           9,048
    2,200     Marin County, CA, Taxable Pension GO (INS)           4.89             8/01/2016           2,127
                                                                                                   ----------
                                                                                                       11,175
                                                                                                   ----------
              OIL & GAS REFINING & MARKETING &
                TRANSPORTATION (0.5%)
    9,000     Harris County, TX, IDRB, Series 2002                 5.68             3/01/2023(d)        8,904
                                                                                                   ----------
              TOLL ROADS (1.1%)
   20,000     New Jersey Turnpike Auth. RB, Series 2003B,
                Series B (INS)                                     4.25             1/01/2016          18,768
                                                                                                   ----------
              Total municipal bonds (cost: $58,405)                                                    56,747
                                                                                                   ----------

   NUMBER
OF SHARES
---------
              EQUITY SECURITIES (8.9%)

              COMMON STOCKS (0.5%)
              --------------------
              ELECTRIC UTILITIES
  100,000     DTE Energy Co.                                                                            4,017
  140,000     Southern Co.                                                                              4,099
                                                                                                   ----------
                                                                                                        8,116
                                                                                                   ----------
              PREFERRED STOCKS (8.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.3%)
   50,000     Dairy Farmers of America, Inc.,
                7.875% cumulative redeemable(a)                                                         5,116
                                                                                                   ----------
              PROPERTY & CASUALTY INSURANCE (0.3%)
  200,000     Ace Ltd., depositary shares "C",
                7.80% cumulative redeemable (Cayman Islands)                                            5,322
                                                                                                   ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2004

                                                                                                       MARKET
   NUMBER                                                                                               VALUE
OF SHARES     SECURITY                                                                                  (000)
-------------------------------------------------------------------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS (7.6%)
  200,000     BRE Properties, Inc., "C", 6.75%, cumulative redeemable                              $    4,760
  200,000     Developers Diversified Realty Corp., "I", 7.50%, cumulative redeemable                    5,000
  439,000     Equity Office Properties Trust, depositary shares "G",
                7.75% cumulative redeemable                                                            11,432
   40,000     Equity Residential Properties Trust, depositary shares "B",
                9.125% cumulative redeemable                                                            1,064
  575,000     Equity Residential Properties Trust, depositary shares "C",
                9.125% cumulative redeemable                                                           15,726
  142,500     Equity Residential Properties Trust, depositary shares "K",
                8.29% cumulative redeemable                                                             7,365
  400,000     Gables Residential Trust "D", 7.50%, cumulative redeemable                               10,520
  415,000     Kimco Realty Corp., depositary shares "F", 6.65% cumulative redeemable                   10,520
  200,000     New Plan Excel Realty Trust, Inc., depositary shares "E",
                7.625%, cumulative redeemable                                                           5,158
  250,000     Post Properties, Inc., "A", 8.50% cumulative redeemable                                  13,925
  338,500     Prologis Trust, Inc., "C", 8.54% cumulative redeemable                                   20,109
  400,000     Public Storage, Inc., "Z", 6.25% cumulative redeemable                                    9,356
  400,000     Realty Income Corp., "D", 7.375% cumulative redeemable                                   10,400
  201,500     Weingarten Realty Investors, depositary shares "D",
                6.75% cumulative redeemable                                                             5,078
                                                                                                   ----------
                                                                                                      130,413
                                                                                                   ----------
                                                                                                      140,851
                                                                                                   ----------
              CONVERTIBLE BOND (0.2%)
              -----------------------
              ELECTRIC UTILITIES
  100,000     Great Plains Energy, Inc., 8.00%, 2/16/2007                                               2,442
                                                                                                   ----------
              Total equity securities (cost: $143,700)                                                151,409
                                                                                                   ----------

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2004

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                        COUPON                                 VALUE
    (000)     SECURITY                                             RATE              MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (4.7%)

              VARIABLE-RATE DEMAND NOTES (3.9%)(g)
              ------------------------------------
              COMMUNICATIONS EQUIPMENT (0.2%)
  $ 3,000     Utah Telecommunication Open Infrastructure
                Agency, Series 2004
                (LOC - Bank of America NA)                         1.45%            7/01/2026      $    3,003
                                                                                                   ----------
              ELECTRIC UTILITIES (1.6%)
    5,000     Gillette WY, PCRB, Series 1988 (Pacificorp)          2.09             1/01/2018           5,000
   12,700     Sempra Energy ESOP, Bonds, Series 1999
                (NBGA)(a)                                          1.77            11/01/2014          12,700
   10,000     Sweetwater County, WY, PCRB, Series 1990A
                (Pacificorp)                                       2.08             7/01/2015          10,000
                                                                                                   ----------
                                                                                                       27,700
                                                                                                   ----------
              HEALTH CARE FACILITIES (0.7%)
    8,180     California Statewide Communities
                Development Auth. RB, Taxable
                Elder Alliance, Series 2002-B
                (LOC - Allied Irish Banks PLC)                     1.54            11/15/2042           8,180
    3,355     McClellan, OH, LLC, Series 2000
                (LOC - Sky Bank)                                   2.73             9/01/2020           3,355
                                                                                                   ----------
                                                                                                       11,535
                                                                                                   ----------
              INDUSTRIAL MACHINERY (0.1%)
    1,230     Perrysburg Machine & Tool Industries, Inc.,
                Taxable Demand Notes, Series 2001
                (LOC - Sky Bank)                                   2.73             1/04/2016           1,230
                                                                                                   ----------
              PAPER PACKAGING (0.1%)
    1,150     Oracle Packaging, Inc., Taxable Demand
                Notes, Series 2000 (LOC - Sky Bank)                2.73            12/01/2020           1,150
                                                                                                   ----------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
    5,590     Blood Family Realty Ltd., Notes, Series 2000
                (LOC - Sky Bank)                                   2.48            12/01/2025           5,590
    2,425     CAH Holdings, Inc., Notes, Series 2003
                (LOC - First Commercial Bank)                      1.69             8/01/2028           2,425
    4,100     Lincoln Hills Development Corp., Series 2004
                (LOC - Union Planters Bank, N.A.)                  1.56             4/01/2019           4,100

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2004

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                        COUPON                                 VALUE
    (000)     SECURITY                                             RATE              MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
  $ 2,320     Longbow Associates Ltd., Notes, Series 2001
               (LOC - Sky Bank)                                    2.73%            6/01/2021      $    2,320
    1,015     Southtown Mobile Home Park, Taxable Option
                Notes, Series 2000 (LOC - Sky Bank)                2.73             7/01/2020           1,015
    1,250     Vista Funding Corp., Notes, Series 1998C
                (LOC - Sky Bank)                                   2.73            12/01/2008           1,250
    1,995     Vista Funding Corp., Notes, Series 1999A
                (LOC - Sky Bank)                                   2.73             3/01/2019           1,995
    2,895     Wryneck Ltd., Notes, Series 2000
                (LOC - Sky Bank)                                   2.48             1/01/2020           2,895
                                                                                                   ----------
                                                                                                       21,590
                                                                                                   ----------
                                                                                                       66,208
                                                                                                   ----------
              COMMERCIAL PAPER (0.8%)
              -----------------------
              OTHER DIVERSIFIED FINANCIAL SERVICES
   13,737     Wheels, Inc.(a,b)                                    1.37             8/02/2004          13,736
                                                                                                   ----------
              Total money market instruments (cost: $79,942)                                           79,944
                                                                                                   ----------

              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (12.8%)

              CORPORATE OBLIGATIONS (2.9%)
              ----------------------------
              INVESTMENT BANKING & BROKERAGE (1.5%)
   25,000     Credit Suisse First Boston USA, Inc., EMTN           1.76(c)          9/14/2004          25,049
                                                                                                   ----------
              LIFE & HEALTH INSURANCE (1.4%)
   15,000     John Hancock Global Funding II, MTN,
                Secured Notes                                      1.64(c)          3/11/2005          15,023
   10,000     Monumental Global Funding II, Notes(a)               1.62(c)          5/02/2005          10,016
                                                                                                   ----------
                                                                                                       25,039
                                                                                                   ----------
                                                                                                       50,088
                                                                                                   ----------

              ASSET-BACKED SECURITY (0.9%)
              ----------------------------
   15,000     Stanfield Victoria Funding LLC(a)                    1.41(c)          6/01/2005          14,998
                                                                                                   ----------

32

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA INCOME FUND
JULY 31, 2004

PRINCIPAL                                                                                              MARKET
   AMOUNT                                                        COUPON                                 VALUE
    (000)     SECURITY                                             RATE              MATURITY           (000)
-------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (4.4%)
              ----------------------------
  $20,000     Bear Stearns & Co., Inc., 1.35%, acquired on
                7/30/2004 and due 8/02/2004 at $20,000
                (collateralized by $11,000 of Fannie Mae
                Discount Notes(+), 1.60%(m), due 8/09/2004;
                market value $10,996, and $10,380 of Freddie
                Mac Notes(+), 2.00%, due 2/28/2006; market
                value $10,348)(i)                                                                  $   20,000
   20,000     CS First Boston LLC, 1.35%, acquired on
                7/30/2004 and due 8/02/2004 at $20,000
                (collateralized by $18,445 of a U.S.
                Treasury Bond, 11.75%, due 2/15/2010; market
                value $20,402)(i)                                                                      20,000
   11,500     Lehman Brothers, Inc., 1.35%, acquired on
                7/30/2004 and due 8/02/2004 at $11,500
                (collateralized by $11,785 of Federal Home
                Loan Bank Bonds(+), 2.25%, due 5/15/2006;
                market value $11,730)(i)                                                               11,500
   24,000     Morgan Stanley & Co., Inc., 1.34%, acquired
                on 7/30/2004 and due 8/02/2004 at $24,000
                (collateralized by $24,660 of Fannie Mae
                Discount Notes(+), 1.72%(m), due 12/22/2004;
                market value $24,485)(i)                                                               24,000
                                                                                                   ----------
                                                                                                       75,500
                                                                                                   ----------
              COMMERCIAL PAPER (4.1%)
              -----------------------

              ASSET-BACKED
   25,000     Atlantic Asset Security Corp.                        1.39%            8/16/2004          24,986
   21,170     Rhineland Funding Capital Corp.                      1.43             8/03/2004          21,168
   24,394     Three Crowns Funding                                 1.51             9/07/2004          24,357
                                                                                                   ----------
                                                                                                       70,511
                                                                                                   ----------
   NUMBER
OF SHARES
---------
              MONEY MARKET FUNDS (0.5%)
              -------------------------
1,200,881     AIM Short-Term Investment Co. Liquid Assets Portfolio, 1.24%(j)                           1,201
7,420,058     Merrill Lynch Premier Institutional Fund, 1.27%(j)                                        7,420
                                                                                                   ----------
                                                                                                        8,621
                                                                                                   ----------
              Total short-term investments purchased with cash
                collateral from securities loaned (cost: $219,682)                                    219,718
                                                                                                   ----------
              TOTAL INVESTMENTS (COST: $1,863,419)                                                 $1,924,912
                                                                                                   ==========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INCOME FUND
JULY 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Restricted security that is not registered under the
                     Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 (b) Commercial paper issued in reliance on the "private
                     placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

                 (c) Variable- or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2004.

                 (d) Security has a mandatory put, which shortens its effective maturity date.

34

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JULY 31, 2004

                 (e) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issues by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

                 (f) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

                 (g) Variable-rate demand note (VRDN) - provides the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. Such securities will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

                 (h) The security or a portion thereof was out on loan as of
                     July 31, 2004.

                 (i) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

                 (j) Rate represents the money market fund annualized seven-day yield at July 31, 2004.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JULY 31, 2004

                 (k) Interest-only commercial mortgage-backed securities
                     (IO CMBS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBS are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBS are subject to recessionary default-related prepayments that may have a negative impact on yield.

                 (l) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors and valued using methods determined by a pricing service, under valuation procedures approved by the Board of Directors. The aggregate market value of these securities at July 31, 2004, was $9,381,000, which represented 0.6% of the Fund's net assets.

                 (m) Zero-coupon security. Rate represents the effective yield at date of purchase.

36

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INCOME FUND
JULY 31, 2004

PORTFOLIO DESCRIPTION ABBREVIATION
--------------------------------------------------------------------------------

                 CPI            Consumer Price Index

                 EETC           Enhanced Equipment Trust Certificate

                 EMTN           Eurodollar Medium-Term Note

                 ESOP           Employee Stock Ownership Plan

                 GO             General Obligation

                 IDRB           Industrial Development Revenue Bond

                 MTN            Medium-Term Note

                 PCRB           Pollution Control Revenue Bond

                 RB             Revenue Bond

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from one of the following companies: General Instruments Corp. or Sempra Energy.

                 (INS) Scheduled principal and interest payments are insured by AMBAC Assurance Corp. or MBIA Insurance Corp. The insurance does not guarantee the market value of the security.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA INCOME FUND
JULY 31, 2004

ASSETS
   Investments in securities, at market value (including securities
      on loan of $204,098) (identified cost of $1,863,419)                         $1,924,912
   Cash                                                                                     1
   Receivables:
      Capital shares sold                                                                 936
      Dividends and interest                                                           15,179
      Other                                                                                24
                                                                                   ----------
         Total assets                                                               1,941,052
                                                                                   ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                                219,683
      Securities purchased                                                              9,994
      Capital shares redeemed                                                             976
   Accrued management fees                                                                220
   Accrued transfer agent's fees                                                           16
   Other accrued expenses and payables                                                    131
                                                                                   ----------
         Total liabilities                                                            231,020
                                                                                   ----------
            Net assets applicable to capital shares outstanding                    $1,710,032
                                                                                   ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                 $1,714,486
   Accumulated undistributed net investment income                                        351
   Accumulated net realized loss on investments                                       (66,298)
   Net unrealized appreciation of investments                                          61,493
                                                                                   ----------
            Net assets applicable to capital shares outstanding                    $1,710,032
                                                                                   ==========
   Capital shares outstanding                                                         139,754
                                                                                   ==========
   Authorized shares of $.01 par value                                                270,000
                                                                                   ==========
   Net asset value, redemption price, and offering price per share                 $    12.24
                                                                                   ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA INCOME FUND
YEAR ENDED JULY 31, 2004

INVESTMENT INCOME
   Dividends                                                                $ 6,826
   Interest                                                                  77,895
   Securities lending                                                           188
                                                                            -------
      Total income                                                           84,909
                                                                            -------
EXPENSES
   Management fees                                                            3,351
   Administrative and servicing fees                                          2,613
   Transfer agent's fees                                                      2,247
   Custody and accounting fees                                                  315
   Postage                                                                      194
   Shareholder reporting fees                                                    92
   Directors' fees                                                                5
   Registration fees                                                             43
   Professional fees                                                             97
   Other                                                                         42
                                                                            -------
      Total expenses                                                          8,999
   Expenses paid indirectly                                                      (3)
                                                                            -------
      Net expenses                                                            8,996
                                                                            -------
NET INVESTMENT INCOME                                                        75,913
                                                                            -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                          6,896
   Change in net unrealized appreciation/depreciation                         5,465
                                                                            -------
         Net realized and unrealized gain                                    12,361
                                                                            -------
Increase in net assets resulting from operations                            $88,274
                                                                            =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA INCOME FUND
YEARS ENDED JULY 31,

                                                                    2004             2003
                                                              ---------------------------
FROM OPERATIONS
   Net investment income                                      $   75,913       $   83,989
   Net realized gain on investments                                6,896           13,814
   Change in net unrealized appreciation/depreciation
      of investments                                               5,465            1,518
                                                              ---------------------------
      Increase in net assets resulting from operations            88,274           99,321
                                                              ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (77,248)         (85,802)
                                                              ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                     190,140          277,223
   Reinvested dividends                                           63,356           69,836
   Cost of shares redeemed                                      (312,321)        (267,986)
                                                              ---------------------------
      Increase (decrease) in net assets from
         capital share transactions                              (58,825)          79,073
                                                              ---------------------------
Net increase (decrease) in net assets                            (47,799)          92,592

NET ASSETS
      Beginning of period                                      1,757,831        1,665,239
                                                              ---------------------------
      End of period                                           $1,710,032       $1,757,831
                                                              ===========================
   Accumulated undistributed net investment income:
      End of period                                           $      351       $      191
                                                              ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                    15,359           22,320
   Shares issued for dividends reinvested                          5,138            5,645
   Shares redeemed                                               (25,282)         (21,620)
                                                              ---------------------------
      Increase (decrease) in shares outstanding                   (4,785)           6,345
                                                              ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA INCOME FUND
JULY 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Income Fund (the Fund). The Fund's investment objective is maximum current income without undue risk to principal.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Equity securities, except as otherwise noted, traded
                    primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2004

                    available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

                 3. Investments in open-end investment companies are valued at their net asset value each business day.

                 4. Debt securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                 5. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are
                 accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2004

              D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

              E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no when-issued commitments as of July 31, 2004.

              F. EXPENSES PAID INDIRECTLY - Through arrangements with the
                 Fund's custodian, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2004, these custodian credits reduced the Fund's expenses by $3,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2004

              G. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2004

         funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended July 31, 2004, the Fund paid CAPCO facility fees of $13,000. The Fund had no borrowings under either of these agreements during the year ended July 31, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for security paydown losses and amortization resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital by $130,000, increase accumulated undistributed net investment income by $1,495,000, and increase accumulated net realized loss on investments by $1,365,000. This reclassification has no effect on net assets.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2004

         The tax character of distributions paid during the years ended July 31, 2004, and 2003, was as follows:

                                          2004            2003
                                        ---------------------------
         Ordinary income*               $77,248,000     $85,802,000

        *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of July 31, 2004, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                            $    353,000
         Accumulated capital and other losses                      (66,298,000)
         Unrealized appreciation                                    61,493,000

         Distributions of net investment income are made monthly.
         Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2004, the Fund utilized capital loss carryovers of $5,531,000 to offset capital gains. At July 31, 2004, the Fund had capital loss carryovers of $66,298,000, for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2009 and 2011, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

         CAPITAL LOSS CARRYOVERS                 BALANCE           EXPIRES
         -----------------------------------------------------------------------
                                                $20,951,000          2009
                                                 45,347,000          2011
                                                -----------
Total                                           $66,298,000
                                                ===========


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2004, were $457,133,000 and $458,008,000, respectively.

46

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2004

         The cost of securities at July 31, 2004, for federal income tax purposes, was $1,863,419,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2004, for federal income tax purposes, were $71,534,000 and $10,041,000, respectively, resulting in net unrealized appreciation of $61,493,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent.
         Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. For the year ended July 31, 2004, the Fund received securities-lending income of $188,000, which is net of the 20% income retained by MetWest. As of July 31, 2004, the Fund loaned securities having a fair market value of approximately $204,098,000 and received cash collateral of $219,683,000 for the loans. Of this amount, $219,682,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
July 31, 2004

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's
                 investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper A Rated Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Corporate Debt Funds A Rated category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

48

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2004

                 For the year ended July 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $3,351,000, which is net of a performance adjustment of $(830,000) that decreased the base management fee of 0.24% by 0.05%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $2,613,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended July 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $2,247,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2004

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended July 31, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, a security transaction was executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                     COST TO         NET REALIZED
        SELLER                   PURCHASER          PURCHASER       GAIN TO SELLER
----------------------------------------------------------------------------------
USAA Life Income Fund        USAA Income Fund        $500,000           $1,000

50

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA INCOME FUND
JULY 31, 2004

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                            YEAR ENDED MARCH 31,
                                              --------------------------------------------------------------------------------
                                                    2004             2003              2002              2001             2000
                                              --------------------------------------------------------------------------------
Net asset value at beginning of period        $    12.16       $    12.05        $    12.34        $    11.60       $    11.70
                                              --------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                              .55              .60               .72               .80(a)           .78
  Net realized and unrealized gain (loss)            .08              .12              (.28)              .76(a)          (.10)
                                              --------------------------------------------------------------------------------
Total from investment operations                     .63              .72               .44              1.56              .68
                                              --------------------------------------------------------------------------------
Less distributions:
  From net investment income                        (.55)            (.61)             (.73)             (.82)            (.75)
  From realized capital gains                          -                -                 -                 -             (.03)
                                              --------------------------------------------------------------------------------
Total distributions                                 (.55)            (.61)             (.73)             (.82)            (.78)
                                              --------------------------------------------------------------------------------
Net asset value at end of period              $    12.24       $    12.16        $    12.05        $    12.34       $    11.60
                                              ================================================================================
Total return (%)*                                   5.23             5.98              3.70             13.86             6.11

Net assets at end of period (000)             $1,710,032       $1,757,831        $1,665,239        $1,510,012       $1,273,281

Ratio of expenses to average
  net assets (%)**                                   .52(b)           .50(b,c)          .55(b,c)          .41(b)           .42(b)

Ratio of expenses to average
  net assets, excluding
  reimbursements (%)**                                 -                -               .55(b)              -                -

Ratio of net investment income to
  average net assets (%)**                          4.36             4.79              5.89              6.63(a)          6.78

Portfolio turnover (%)                             28.25            60.54             59.61             43.39            24.68

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.

 ** For the year ended July 31, 2004, average net assets were $1,742,459,000.

(a) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without that change, the amounts would have been:
       Net investment income $0.79
       Net realized and unrealized gain $0.77
       Ratio of net investment income to average net assets 6.57%

(b) Reflects total expenses, excluding any expenses paid indirectly, which did not affect the Fund's expense ratios.

(c) Effective April 26, 2002, the Manager voluntarily agreed to limit the annual expenses of the Fund to 0.55% of the Fund's average net assets through November 30, 2003.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA INCOME FUND
JULY 31, 2004

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2004, through July 31, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

52

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA INCOME FUND
JULY 31, 2004

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                       BEGINNING               ENDING              DURING PERIOD*
                                     ACCOUNT VALUE         ACCOUNT VALUE         FEBRUARY 1, 2004 -
                                   FEBRUARY 1, 2004        JULY 31, 2004           JULY 31, 2004
                                   ----------------------------------------------------------------
Actual                                 $1,000.00             $1,002.80                 $2.62

Hypothetical
  (5% return before expenses)           1,000.00              1,022.52                  2.65

        *Expenses are equal to the Fund's annualized expense ratio of 0.52%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.28% for the six-month period of February 1, 2004, to July 31, 2004.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

           The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

           Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of July 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

           If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

           * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

54

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

           ROBERT G. DAVIS (2)
           Director and Chairman of the Board of Directors
           Born: November 1946
           Year of Election or Appointment: 1996

           Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

           CHRISTOPHER W. CLAUS (2,4)
           Director, President, and Vice Chairman of the Board of Directors
           Born: December 1960
           Year of Election or Appointment: 2001

           President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

           BARBARA B. DREEBEN (3,4,5,6)
           Director
           Born: June 1945
           Year of Election or Appointment: 1994

           President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           ROBERT L. MASON, PH.D. (3,4,5,6)
           Director
           Born: July 1946
           Year of Election or Appointment: 1997

           Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           MICHAEL F. REIMHERR (3,4,5,6)
           Director
           Born: August 1945
           Year of Election or Appointment: 2000

           President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/ Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           LAURA T. STARKS, PH.D. (3,4,5,6)
           Director
           Born: February 1950
           Year of Election or Appointment: 2000

           Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           RICHARD A. ZUCKER (2,3,4,5,6)
           Director
           Born: July 1943
           Year of Election or Appointment: 1992

           Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

           (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

           (2) MEMBER OF EXECUTIVE COMMITTEE

           (3) MEMBER OF AUDIT COMMITTEE

           (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

           (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

           (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

           CLIFFORD A. GLADSON
           Vice President
           Born: November 1950
           Year of Appointment: 2002

           Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           STUART WESTER
           Vice President
           Born: June 1947
           Year of Appointment: 2002

           Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

           MARK S. HOWARD
           Secretary
           Born: October 1963
           Year of Appointment: 2002

           Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

58

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

           DAVID M. HOLMES
           Treasurer
           Born: June 1960
           Year of Appointment: 2001

           Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer, IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes also holds the Officer positions of Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, IMCO, USAA Shareholder Account Services, FAI, and FPS; and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           EILEEN M. SMILEY
           Assistant Secretary
           Born: November 1959
           Year of Appointment: 2003

           Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

           ROBERTO GALINDO, JR.
           Assistant Treasurer
           Born: November 1960
           Year of Appointment: 2000

           Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

           (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

60

 N O T E S
==========----------------------------------------------------------------------

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

           _____________________________________________________________________

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    1-800-531-8181, in San Antonio 456-7200
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         1-800-531-8448, in San Antonio 456-7202

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    1-800-531-8066, in San Antonio 498-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         1-800-531-8777, in San Antonio 498-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. BEGINNING IN AUGUST 2004, INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO
SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, WILL BE AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS WILL BE AVAILABLE (I) BY CALLING 1-800-531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
   USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                  U.S.
                                                                Postage
                                                                P A I D
                                                                  USAA
                                                             -------------
Receive this document
and others electronically.
Sign up at USAA.COM.

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23423-0904                                   (C)2004, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2004 and 2003 were $240,900 and $232,800, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Registrant for professional services rendered by Ernst & Young LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2004 and 2003 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

                Review of Federal,     Quarterly       Review of US/UK
                State and City       Diversification   tax treaty issue
                Income and tax          Review          and tax issues
                returns and excise       under           related to
                tax calculations      Subchapter M      grantor trust     Total
--------------------------------------------------------------------------------
FYE 7/31/2004     $ 54,200             $12,600              $1,547      $ 68,347

FYE 7/31/2003     $ 52,415                $0                  $0        $ 52,415
                  --------------------------------------------------------------
  Total           $106,615             $12,600              $1,547      $120,762

All tax service fees were preapproved by the Audit Committee.

(d) The Funds' investment adviser and transfer agent, USAA Investment Management Company (IMCO) and USAA Transfer Agency Company dba USAA Shareholder Account Services (SAS), paid Ernst & Young LLP aggregate fees of $21,036 for non-audit services related to the Funds for fiscal year ended July 31, 2003. The services are detailed in the table below:

                  Description of Other Services - FYE 07/31/2003

Description of Service          Amount Paid               Party Paying
----------------------          -----------               ------------
Review of Corporate             $ 7,960                    IMCO
Governance Procedures

Review of Anti-Money            $ 2,500                    IMCO
Laundering Procedures

Reporting and Oversight Review  $ 6,576                    IMCO

Review of Procedures            $ 4,000                    SAS
regarding As of Transactions
                                ---------
Total                           $21,036

These services provided in the fiscal year ending 07/31/2003 were not pre-approved by the Audit Committee because the engagements occurred prior to the rule's effectiveness requiring such pre-approval. Any such other non-audit fees to be provided to the Funds' investment adviser or transfer agent (or other affiliated service provider to the Funds) will be subject to the pre-approval requirement. No such fees were paid in the fiscal year ending July 31, 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and transfer agent (SAS) for 2004 and 2003 were $105,847 and $128,451, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2004 and 2003 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    09-30-2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    09-30-2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    09-30-2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.